1933 Act File No. 333 -36033
                                                  1940 Act File No. 811 -08367






                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-1A EL/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT
OF 1933                                                                [X]
         Pre-Effective Amendment No.          2                        [X]
         Post-Effective Amendment No.                                  [ ]
                                                              ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
         COMPANY ACT OF 1940                                           [X]
         Amendment No.                 2                               [X]
                                    ---

                            EVERGREEN MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                                  (617) 210-3200
                         (Registrant's Telephone Number)

                          Dorothy E. Bourassa, Esquire
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


         Registrant declares that it hereby elects pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940 to register by this Registration Statement an indefinite number or amount of shares of its Evergreen Tax Free Fund and Evergreen Florida Municipal Bond Fund series under the Securities Act of 1933, as amended.



                     Approximate Date of Proposed Offering:
                 As soon as practicable after the effective date
                         of the Registration Statement.

                            EVERGREEN MUNICIPAL TRUST

                                   CONTENTS OF
                            REGISTRATION STATEMENT ON
                                    FORM N-1A

         This Registration Statement on Form N-1A of the Registrant consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                  Facing Sheet

                                  Contents Page

                              Cross-Reference Sheet

                                     PART A

             Prospectuses of Evergreen Connecticut Municipal Bond Fund

              Prospectuses of Evergreen Florida Municipal Bond Fund

                      Prospectus of Evergreen Tax Free Fund

                                     PART B

                       Statement of Additional Information

                                     PART C

                                    Exhibits

                           Number of Security Holders

                                 Indemnification

              Business and Other Connections of Investment Advisers

                              Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                            EVERGREEN MUNICIPAL TRUST

                              CROSS REFERENCE SHEET
            Pursuant to Rule 481(a) under the Securities Act of 1933


ITEM OF PART A OF FORM N-1A                     LOCATION IN PROSPECTUS

1.       Cover Page                             Cover Page
2.       Synopsis and Fee Table                 Cover Page; Expense
                                                Information
3.       Condensed Financial                    Not applicable.
         Information
4.       General Description of                 Cover Page; Description of
         Registrant                             the Fund; Organization;
                                                General Information
5.       Management of the Fund                 Service Providers
6.       Capital Stock and Other                Dividends, Distributions
         Securities                             and Taxes; General
                                                Information
7.       Purchase of Securities                 Purchase and Redemption of
         Being Offered                          Shares
8.       Redemption or Repurchase               Purchase and Redemption of
                                                Shares
9.       Pending Legal Proceedings              Not Applicable.


ITEM IN PART B OF FORM N-1A                     LOCATION IN STATEMENT OF
                                                ADDITIONAL INFORMATION

10.      Cover Page                              Cover Page
11.      Table of Contents                       Table of Contents
12.      General Information and                 Not Applicable.
         History
13.      Investment Objectives and               Securities and Investment
         Policies                                Practices; Investment
                                                 Restrictions and Guidelines
14.      Management of the Fund                  Investment Advisory
                                                 Services
15.      Control Persons and                     Control Persons and
         Principal Holders of                    Principal Holders of
         Securities                              Securities
16.      Investment Advisory and                 Investment Advisory and
         Other Services                          Other Services
17.      Brokerage Allocation                    Brokerage Allocation and
                                                 Other Practices
18.      Capital Stock and Other                 Description of Shares;
         Securities                              Voting Rights; Limitation
                                                 of Trustees' Liability
19.      Purchase, Redemption and                Purchase, Redemption and
         Pricing of Securities                   Pricing of Securities Being
         Being Offered                           Offered
20.      Tax Status                              Additional Tax Information
21.      Underwriters                            Principal Underwriter
22.      Calculation of                          Calculation of Performance
         Performance Data                        Data
23.      Financial Statements                    Not
                                                 applicable.

                           EVERGREEN MUNICIPAL TRUST

                                     PART A

                                 PROSPECTUS(ES)

PROSPECTUS                                                     November 10, 1997


EVERGREEN CONNECTICUT MUNICIPAL BOND FUND

                                                   (Evergreen Logo Appears Here)

CLASS A SHARES
CLASS B SHARES


       The Evergreen Connecticut Municipal Bond Fund (the "Fund") seeks current income exempt from federal income taxes (other than the alternative minimum tax) and Connecticut personal income taxes. The Fund also seeks to preserve capital. The Fund looks to achieve its objective by investing primarily in municipal obligations that are issued by the State of Connecticut.


       This Prospectus provides information regarding the Class A and Class B shares offered by the Fund. The Fund is a nondiversified series of an open-end, management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116.


       A Statement of Additional Information for the Fund dated November 10, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at (800) 343-2898. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this Prospectus carefully.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

                               TABLE OF CONTENTS


EXPENSE INFORMATION                                         3
DESCRIPTION OF THE FUND                                     4
         Investment Objectives and Policies                 4
         Investment Practices and Restrictions              4
ORGANIZATION AND SERVICE PROVIDERS                          7
         Organization                                       7
         Service Providers                                  8
         Distribution Plans                                 9
PURCHASE AND REDEMPTION OF SHARES                           9
         How to Buy Shares                                  9
         How to Redeem Shares                              12
         Exchange Privilege                                13
         Shareholder Services                              13
         Banking Laws                                      14
OTHER INFORMATION                                          14
         Dividends, Distributions and Taxes                14
         General Information                               15




                              EXPENSE INFORMATION
       The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES                                   Class A Shares                    Class B Shares
Maximum Sales Charge Imposed on Purchases                              4.75%                              None
(as a % of offering price)
Maximum Contingent Deferred Sales Charge (as a % of original           None1                             5.00%2
purchase price or redemption proceeds, whichever is lower)


       Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending March 31, 1998. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND

                                ANNUAL
                          OPERATING EXPENSES4                           EXAMPLES
                        Class A         Class B
                                                                            Assuming
                                                                           Redemption       Assuming no
                                                                        at End of Period    Redemption
Management Fees (after
 expense
 reimbursements)          .50%            .50%                          Class A   Class B     Class B
                                                  After 1 Year           $  56     $  66       $  16
12b-1 Fees3               .25%           1.00%
                                                  After 3 Years          $  73     $  81       $  51
Other Expenses
 (after expense                                   After 5 Years          $  92     $ 107       $  87
 reimbursements)          .10%            .10%    After 10 Years         $ 147     $ 160       $ 160
Total                     .85%           1.60%





(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.


(2) The deferred sales charge on Class B shares declines from 5.00% to 1.00% of amounts redeemed within six years after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.


(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc. See "Purchase and Redemption of Shares" for more information.


(4) The Fund's investment adviser has voluntarily agreed to waive 0.10% of the Fund's investment advisory fee. The investment adviser currently intends to continue this expense waiver through the fiscal period ending March 31, 1998; however, it may modify or cancel its expense waiver at any time. Without such waiver, the Fund's management fee would be 0.60%. See "Organization and Service Providers" for more information. In addition, the investment adviser has voluntarily limited the Other Expenses of the Fund to 0.10%. Absent expense waivers and/or reimbursements, the Total Operating Expenses for Class A and Class B would be 1.12% and 1.87%, respectively.

                            DESCRIPTION OF THE FUND
INVESTMENT OBJECTIVE AND POLICIES

       The Fund seeks current income exempt from federal income taxes other than the alternative minimum tax and Connecticut personal income taxes. In addition, the Fund seeks to preserve capital.


       The Fund normally invests at least 80% of its assets in securities in municipal obligations that are exempt from federal income tax (other than the alternative minimum tax). In addition, the Fund will invest at least 65% its total assets in Connecticut municipal obligations.


       The Fund may make taxable investments and may, from time to time, generate income subject to federal regular income tax and the alternative minimum tax.

       Municipal obligations are debt obligations issued by a state or local entity to support a government's general financial needs or special projects, such as housing projects or sewer works. Municipal obligations also include certain types of industrial development bonds that the government has issued to finance privately operated facilities.

       The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may be dependent upon an appropriation by the issuer's legislative body and may be subject to quantitative limitations on the issuer's taxing power. Limited obligation or revenue bonds are paid off only with the revenue generated by the project financed by the bond or other specified sources of revenue.


       The Fund will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard and Poor's Ratings Group ("S&P") (AAA, AA, A and BBB), by Moody's Investor Service ("Moody's") (Aaa, Aa, A and Baa), by Fitch Investors Services, L.P. ("Fitch") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization or by the Fund's investment adviser. The Fund may invest the remaining 20% of its assets in lower rated bonds, but it will not invest in bonds rated below B. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.

       The Fund also may invest up to 20% or, for temporary defensive purposes, up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

       The Fund's investment objective(s) are nonfundamental, as a result the Fund may change its objective(s) without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding the Fund's fundamental investment policies or other related investment policies.

INVESTMENT PRACTICES AND RESTRICTIONS

Risk Factors. Bond yields are dependent on several factors including market conditions, the size of an offering, the maturity of the bond, ratings of the bond and the ability of issuers to meet their obligations. There is no limit on the maturity of the bonds purchased by the Fund. Because bond prices fluctuate inversely in relation to the direction of interest rates, the prices of longer term bonds fluctuate more widely in response to market interest rate changes. The Fund's concentration in securities issued by the State of Connecticut and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities.


       The Fund is not required to dispose of securities that have been downgraded subsequent to their purchase. If the municipal obligations held by the Fund (because of adverse economic conditions in the State of Connecticut, for example) are downgraded, the Fund's concentration in State of Connecticut securities may cause the Fund to be subject to the risks inherent in holding material amounts of low-rated debt securities in its portfolio.

Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund is not expected to exceed 100%.
Nondiversification. The Fund is a nondiversified portfolio of an investment company and, as such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") which requires that at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of the total assets may be invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

Below-Investment Grade Bonds. The Fund may invest up to 20% of its assets in below-investment grade bonds (i.e., a bond that is rated BB or lower by S&P or Ba by Moody's). The Fund will not invest in bonds with a rating lower than B. Since these bonds have low ratings, a degree of doubt surrounds the safety of investment and the ability of the issuer to continue interest payments. These bonds are also called "high risk, high yield" bonds or "junk" bonds. Junk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher-grade bonds, issuers of junk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of junk bonds to pay interest and principal is uncertain. Moreover, the junk bond market may react strongly to real or perceived unfavorable news about an issuer or the economy. If a junk bond issuer defaults, the bond will lose some or all of its value.

Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are agreements by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.
When-Issued And Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date. The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. When someone borrows securities from the Fund, they pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders.

Investing In Securities Of Other Investment Companies. The Fund may invest in the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund does not intend to leverage.
                                       4

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes.


Restricted Securities. The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. The Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Fund's Board of Trustees. The Board of Trustees monitors the investment advisers' application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable are not subject to the 15% limit on illiquid securities.

Municipal Lease Obligations. The Fund may purchase municipal leases, which are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment would generate tax-exempt income.
Resource Recovery Bonds. The Fund may purchase resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.
Zero Coupon Debt Securities. The Fund may purchase zero coupon debt securities. These securities do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating their daily dividends, each day the Fund takes into account as income a portion of the difference between these securities' purchase price and their face value. Because they do not pay current income, the prices of zero coupon debt securities can be very volatile when interest rates change.

Securities with Put or Demand Rights. The Fund has the ability to enter into put transactions, sometimes referred to as stand-by commitments, with respect to municipal obligations held in its portfolio or to purchase securities which carry a demand feature or put option which permit the Fund, as holder, to tender them back to the issuer or a third party prior to maturity and receive payment within seven days. Segregated accounts will be maintained by the Fund for all such transactions.

       The amount payable to the Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.
       The Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. The Fund expects that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggregate price paid for securities with put rights may be higher than the price that would otherwise be paid.

       The Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the Securities and Exchange Commission) and banks which, in the opinion of the Fund's investment adviser, present minimal credit risks. The Fund's investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by the Fund. The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer should default on its obligation to purchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Fund intends to enter into put transactions solely to maintain portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

Risk Factors Related to Investing in Securities issued by the State of Connecticut. Because it invests primarily in State of Connecticut municipal securities, the performance of the Fund is in part tied to state-wide, regional and local conditions within the State of Connecticut. Adverse changes to state-wide, regional or local economies may adversely affect the creditworthiness of the State of Connecticut, its municipalities, subdivisions and instrumentalities. Also, some revenue obligations may be issued to finance construction of capital projects of nongovernmental entities. Adverse economic conditions might affect those entities' ability to meet their obligations to the respective governmental authority which in turn might jeopardize the repayment of the principal of, or the interest on, the revenue obligations.


       Until recently, the State of Connecticut's economic performance had significantly declined and the State had experienced general fund budget deficits for several consecutive years. In 1991, the State imposed an income tax on individuals, trusts and estates. For each fiscal year since fiscal 1991-92, the General Fund has operated at a surplus. The State's income tax generates approximately 28% of the State's total revenues. Future changes in the level of economic activity in Connecticut may affect State income tax collections and General Fund operations.

       In November 1992, State electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides for a cap on budget expenditures. The adopted budget for fiscal 1996-97 anticipated General Fund revenues of $9,049.7 million and General Fund expenditures of $9,049.4 million resulting in a projected surplus of $0.3 million. The Comptroller's monthly report for the period ending June 30, 1997, indicated a projected General Fund surplus for fiscal 1996-97 of $255.3 million.

       An expanded discussion of the risks associated with the purchase of securities issued by the State of Connecticut is contained in the Statement of Additional Information.

       The value of municipal securities may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal and state income tax rates, the supply of tax-exempt bonds, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue, and perceptions with respect to the level of interest rates. In general, the value of bonds tends to appreciate when interest rates decline and depreciate when interest rates rise.

                       ORGANIZATION AND SERVICE PROVIDERS

ORGANIZATION

Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. In technical terms, the Fund is a nondiversified series of an open-end, investment management company, called "Evergreen Municipal Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.
Shareholder Rights. All shareholders participate equally in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Fund may establish additional classes or series of shares.

       The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.

SERVICE PROVIDERS

Investment Adviser. The investment adviser to the Fund is the Capital Management Group ("CMG") of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation. First Union Corporation and FUNB are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.


       The Fund pays CMG an annual fee for its services equal to 0.60% of average daily net assets. CMG has voluntarily agreed to reduce or waive a portion of its fee equal to 0.10%, resulting in a net advisory fee of 0.50%. CMG may change or cancel this waiver at any time.


Portfolio Manager. Jocelyn Turner is the Fund's portfolio manager. Ms. Turner has been Vice President of Tax Exempt Fixed Income since she joined First Union Corporation (then First Fidelity Bank) in November 1992. Before that time, Ms. Turner was a municipal bond fund portfolio manager and Vice President of Tax Exempt Fixed Income at One Federal Asset Management, Boston, MA.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union Corporation subsidiaries. The administration fee is calculated in accordance with the following schedule.


                             Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
                                Subsidiary Of First Union Corporation Serves As Investment
Administrative Fee                                       Adviser
     0.060%                                      on the first $7 billion
     0.0425%                                      on the next $3 billion
     0.035%                                       on the next $5 billion
     0.025%                                      on the next $10 billion
     0.019%                                       on the next $5 billion
     0.014%                                 on assets in excess of $30 billion



Sub Administrator. BISYS Fund Services serves as sub-administrator to the Fund. For its services, BISYS Fund Services is entitled to receive a fee from EIS calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which subsidiaries of First Union Corporation also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:


                                 Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
                                    Subsidiary Of First Union Corporation Serves As Investment
Sub-Administrative Fee                                       Adviser
        0.0100%                                      on the first $7 billion
        0.0075%                                       on the next $3 billion
        0.0050%                                      on the next $15 billion
        0.0040%                                 on assets in excess of $25 billion



Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116 acts as the Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of FUNB.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc. located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Fund.

DISTRIBUTION PLANS


Distribution Plans. The Fund's Class A and Class B shares pay for the expenses associated with the distribution of its shares according to a distribution plan that it has adopted pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" or collectively the "Plans"). Under the Plans, the Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percent of the Fund's average daily net assets attributable to the Class, as follows:


       Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment adviser or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Fund may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above.


       The Plans are in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to an annual rate of 0.75% and 0.25%, respectively, of the average aggregate annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest on the unpaid amount at the prime rate plus 1% per annum.

                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES

       You may purchase shares of the Fund through broker-dealers, banks or other financial intermediaries or directly through EDI. In addition, you may purchase shares of a Fund by mailing to each Fund, c/o Evergreen Service Company ("ESC"), P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring Federal funds, by direct deposit or by an electronic funds transfer ("EFT").


       There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. Share certificates are not issued. See the Application for more information. Only Class A and Class B shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").


Class A Shares-Front-End Sales Charge Alternative. You may purchase Class A shares of the Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:


                              Initial Sales Charge


                                    as a % of the Net    as a % of the     Commission to Dealer/Agent
       Amount of Purchase            Amount Invested     Offering Price     as a % of Offering Price
Less than   $   50,000                     4.99%               4.75%                   4.25%
$   50,000 - $   99,000                    4.71%               4.50%                   4.25%
$ 100,000 - $ 249,999                      3.90%               3.75%                   3.25%
$ 250,000 - $ 499,999                      2.56%               2.50%                   2.00%
$ 500,000 - $ 999,999                      2.04%               2.00%                   1.75%





       No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Fund.


       Class A shares may also be purchased at net asset value by a corporation or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.


       In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.


       When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Fund. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with the Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the Application for additional information concerning these reduced sales charges.


Class B Shares -- Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC will vary according to the number of years from the month of purchase of Class B shares as set forth below.


                                                                                                                       CDSC
Redemption Timing                                                                                                    Imposed
Month of purchase and the first twelve-month period following the month of purchase...............................    5.00%
Second twelve-month period following the month of purchase........................................................    4.00%
Third twelve-month period following the month of purchase.........................................................    3.00%
Fourth twelve-month period following the month of purchase........................................................    3.00%
Fifth twelve-month period following the month of purchase.........................................................    2.00%
Sixth twelve-month period following the month of purchase.........................................................    1.00%
No CDSC is imposed on amounts redeemed thereafter.


       The CDSC is deducted from the amount of the redemption and is paid to EDI or its predecessor. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Funds will not normally accept any purchase of Class B shares in the amount of $250,000 or more.


       At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

Contingent Deferred Sales Charge. Shares obtained from dividend or distribution reinvestment are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A and Class B shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.


       No CDSC is imposed on a redemption of shares of the Fund in the event of
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.


       The Fund may also sell Class A and Class B shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Fund, FUNB, EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.


How the Fund Values Its Shares. The net asset value of each Class of shares of the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The securities in the Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of the Trust under which the Fund operates believe would accurately reflect fair market value.


General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. Consult your financial intermediary for further information. The compensation received by dealers and agents may differ depending on whether they sell Class A or Class B shares. There is no size limit on purchases of Class A shares.


       In addition to the discount or commission paid to broker-dealers, EDI and EIS may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving FUBS, an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to an account which has been in existence at least thirty days.

HOW TO REDEEM SHARES

       You may redeem Fund shares for cash, (at the net redemption value) on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.


Redeeming Shares Through Your Financial Intermediary. The Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).


Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to the Fund, c/o ESC; the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.


       Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESCs offices are closed). Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.


       In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.


       Except as otherwise noted, the Fund, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Fund, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.


Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Fund may temporarily suspend the right to redeem its shares when
(1) the Exchange is closed, other than customary weekend and holiday closings;
(2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Fund reserves the right to close an account that through redemption has fallen below $1,000 and has remained so for thirty days. Shareholders will receive sixty days' written notice to increase the account value to at least $1,000 before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any ninety day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of the Fund.


       Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.


       No CDSC will be imposed in the event Class B shares are exchanged for Class B shares of other Evergreen funds. If you redeem shares, the CDSC applicable to the Class B shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges by Telephone and Mail. Exchange requests received by the Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares may be modified, including the right to charge for exchanges, or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.

SHAREHOLDER SERVICES

       The Fund offers the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.
                                       12

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.


Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Fund's Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Systematic Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (i) the initial value of the account plus (ii) the value, at the time of purchase, of any subsequent investments.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

       Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any class of Evergreen fund shares you may own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as the Fund. However, a Bank may act as Adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

                               OTHER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

       Income dividends will be declared daily and paid monthly. Distributions of any net realized gains of the Fund will be made at least annually. Shareholders will begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. The Fund intends to qualify to be treated as a regulated investment company under the Code. While so qualified, so long as the Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes. A 4% nondeductible excise tax will be imposed on the Fund if it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.
       The Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax.
       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax-exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investors holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest federal income tax rate applicable to net long-term gains realized by individuals is 20% for most assets held more than 18 months. The rate applicable to corporations is 35%.
       Since the Fund's gross income is ordinarily expected to be tax-exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.
       Exempt-interest dividends paid by the Fund, to the extent such dividends are exempt from federal income tax and are derived from interest payments on municipal securities of the State of Connecticut and its political subdivisions, instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, are not subject to the Connecticut income tax on individuals, trusts and estates. Long-term capital gain dividends are also not subject to the Connecticut income tax to the extent derived from securities issued by such entities. Ordinary income dividends are subject to the Connecticut income tax. Distributions from the Fund to shareholders subject to the Connecticut corporation business tax are included in gross income for purposes of the corporation business tax, but a dividends received deduction may be available for a portion thereof except to the extent such distributions constitute exempt-interest dividends or capital gain dividends for federal income tax purposes.
       Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Fund. These statements will set forth the amount of income exempt from federal and if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Fund in their states and localities. The Fund notifies shareholders annually as to the interest exempt from Federal taxes earned by the Fund.

GENERAL INFORMATION

Portfolio Transactions. Consistent with the Rules of Conduct of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.


Other Classes of Shares. The Fund currently offers three classes of shares, Class A, Class B and Class Y, and may in the future offer additional classes. Class A and Class B shares are the only classes of shares offered by this Prospectus. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.


Performance Information. The Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on SEC formulas and are not intended to indicate future performance.

       Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the

SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in the Fund. The Fund's total return shows its overall change in value including changes in share prices and assumes all a Fund's distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.
       The Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing the Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of the Fund's income was tax-exempt, only that portion is adjusted in the calculation.
       Comparative performance information may also be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar and other industry publications. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

       In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from EVERGREEN EVENTS, a quarterly magazine provided to Evergreen fund shareholders.

Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
  CUSTODIAN
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827

  TRANSFER AGENT
  Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116

  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

  DISTRIBUTOR
  Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019


  61934                                                                   541224

  PROSPECTUS                                                November 10, 1997


  EVERGREEN CONNECTICUT MUNICIPAL BOND FUND                 (tree logo)


  CLASS Y SHARES


           The Evergreen Connecticut Municipal Bond Fund (the "Fund") seeks current income exempt from federal income taxes (other than the alternative minimum tax) and Connecticut personal income taxes. The Fund also seeks to preserve capital. The Fund looks to achieve its objective by investing primarily in municipal obligations that are issued by the State of Connecticut.


           This Prospectus provides information regarding the Class Y shares offered by the Fund. The Fund is a nondiversified series of an open-end, management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116.


           A Statement of Additional Information for the Fund dated November 10, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at (800) 343-2898. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this Prospectus carefully.


  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

                                                                          61654A

                               TABLE OF CONTENTS


EXPENSE INFORMATION                                         2
DESCRIPTION OF THE FUND                                     3
         Investment Objectives and Policies                 3
         Investment Practices and Restrictions              3
ORGANIZATION AND SERVICE PROVIDERS                          6
         Organization                                       6
         Service Providers                                  7
PURCHASE AND REDEMPTION OF SHARES                           8
         How to Buy Shares                                  8
         How to Redeem Shares                               8
         Exchange Privilege                                 9
         Shareholder Services                              10
         Banking Laws                                      11
OTHER INFORMATION                                          11
         Dividends, Distributions and Taxes                11
         General Information                               12







                              EXPENSE INFORMATION

       The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.


SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                    None
Sales Charge on Dividend Reinvestments                       None
Contingent Deferred Sales Charge                             None
Redemption Fee                                               None



       Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending March 31, 1998. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."


EVERGREEN CONNECTICUT MUNICIPAL BOND FUND


                            ANNUAL OPERATING                               EXAMPLE
                              EXPENSES (1)                                 Class Y
Management Fees (after
expense reimbursements)           0.50%        After 1 Year                  $ 6
                                               After 3 Years                 $19
12b-1 Fees                         None
Other Expenses (after
expense reimbursements)           0.10%
Total                             0.60%



(1) The Fund's investment adviser has voluntarily agreed to waive 0.10% of the Fund's investment advisory fee. The investment adviser currently intends to continue this expense waiver through the fiscal period ending March 31, 1998; however, it may modify or cancel its expense waiver at any time. Without such waiver, the Fund's management fee would be 0.60%. See "Organization and Service Providers" for more information. In addition, the investment adviser has voluntarily limited the Other Expenses of the Fund to 0.10%. Absent expense waivers and/or reimbursements, the Total Operating Expenses for the Fund would be 0.87%.

                                       2                                  61654A

                            DESCRIPTION OF THE FUND
INVESTMENT OBJECTIVES AND POLICIES

       The Fund seeks current income exempt from federal income taxes other than the alternative minimum tax and Connecticut personal income taxes. In addition, the Fund seeks to preserve capital.


       The Fund normally invests at least 80% of its assets in securities that are exempt from federal income tax (other than the alternative minimum tax). In addition, the Fund will invest at least 65% its total assets in Connecticut municipal obligations.


       The Fund may make taxable investments and may, from time to time, generate income subject to federal regular income tax and the alternative minimum tax.


       Municipal obligations are debt obligations issued by a state or local entity to support a government's general financial needs or special projects, such as housing projects or sewer works. Municipal obligations also include certain types of industrial development bonds that the government has issued to finance privately operated facilities.


       The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may be dependent upon an appropriation by the issuer's legislative body and may be subject to quantitative limitations on the issuer's taxing power. Limited obligation or revenue bonds are paid off only with the revenue generated by the project financed by the bond or other specified sources of revenue.


       The Fund will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard and Poor's Ratings Group ("S&P") (AAA, AA, A and BBB), by Moody's Investor Service ("Moody's") (Aaa, Aa, A and Baa), by Fitch Investors Services, L.P. ("Fitch") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization or by the Fund's investment adviser. The Fund may invest the remaining 20% of its assets in lower rated bonds, but it will not invest in bonds rated below B. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


       The Fund also may invest up to 20% or, for temporary defensive purposes, up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


       The Fund's investment objective(s) are nonfundamental, as a result the Fund may change its objective(s) without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding the Fund's fundamental investment policies or other related investment policies.

INVESTMENT PRACTICES AND RESTRICTIONS

Risk Factors. Bond yields are dependent on several factors including market conditions, the size of an offering, the maturity of the bond, ratings of the bond and the ability of issuers to meet their obligations. There is no limit on the maturity of the bonds purchased by the Fund. Because bond prices fluctuate inversely in relation to the direction of interest rates, the prices of longer term bonds fluctuate more widely in response to market interest rate changes. The Fund's concentration in securities issued by the State of Connecticut and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities.


       The Fund is not required to dispose of securities that have been downgraded subsequent to their purchase. If the municipal obligations held by the Fund (because of adverse economic conditions in the State of Connecticut, for example) are downgraded, the Fund's concentration in State of Connecticut securities may cause the Fund to be subject to the risks inherent in holding material amounts of low-rated debt securities in its portfolio.

                                       3                                  61654B

Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund is not expected to exceed 100%.

Nondiversification. The Fund is a nondiversified portfolio of an investment company and, as such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") which requires that at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of the total assets may be invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

Below-Investment Grade Bonds. The Fund may invest up to 20% of its assets in below-investment grade bonds (i.e., a bond that is rated BB or lower by S&P or Ba by Moody's). The Fund will not invest in bonds with a rating lower than B. Since these bonds have low ratings, a degree of doubt surrounds the safety of investment and the ability of the issuer to continue interest payments. These bonds are also called "high risk, high yield" bonds or "junk" bonds. Junk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher-grade bonds, issuers of junk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of junk bonds to pay interest and principal is uncertain. Moreover, the junk bond market may react strongly to real or perceived unfavorable news about an issuer or the economy. If a junk bond issuer defaults, the bond will lose some or all of its value.


Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are agreements by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

When-Issued And Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date. The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. When someone borrows securities from the Fund, they pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders.


Investing In Securities Of Other Investment Companies. The Fund may invest in the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.


Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund does not intend to leverage.

                                       4                                  61654B

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes.


Restricted Securities. The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. The Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Fund's Board of Trustees. The Board of Trustees monitors the investment advisers' application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable are not subject to the 15% limit on illiquid securities.


Municipal Lease Obligations. The Fund may purchase municipal leases, which are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment would generate tax-exempt income.

Resource Recovery Bonds. The Fund may purchase resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

Zero Coupon Debt Securities. The Fund may purchase zero coupon debt securities. These securities do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating their daily dividends, each day the Fund takes into account as income a portion of the difference between these securities' purchase price and their face value. Because they do not pay current income, the prices of zero coupon debt securities can be very volatile when interest rates change.

Securities with Put or Demand Rights. The Fund has the ability to enter into put transactions, sometimes referred to as stand-by commitments, with respect to municipal obligations held in its portfolio or to purchase securities which carry a demand feature or put option which permit the Fund, as holder, to tender them back to the issuer or a third party prior to maturity and receive payment within seven days. Segregated accounts will be maintained by the Fund for all such transactions.


       The amount payable to the Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.


       The Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. The Fund expects that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggregate price paid for securities with put rights may be higher than the price that would otherwise be paid.

                                       5                                  61654B

       The Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the Securities and Exchange Commission) and banks which, in the opinion of the Fund's investment adviser, present minimal credit risks. The Fund's investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by the Fund. The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer should default on its obligation to purchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Fund intends to enter into put transactions solely to maintain portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

Risk Factors Related to Investing in Securities issued by the State of Connecticut. Because it invests primarily in State of Connecticut municipal securities, the performance of the Fund is in part tied to state-wide, regional and local conditions within the State of Connecticut. Adverse changes to state-wide, regional or local economies may adversely affect the creditworthiness of the State of Connecticut, its municipalities, subdivisions and instrumentalities. Also, some revenue obligations may be issued to finance construction of capital projects of nongovernmental entities. Adverse economic conditions might affect those entities' ability to meet their obligations to the respective governmental authority which in turn might jeopardize the repayment of the principal of, or the interest on, the revenue obligations.


       Until recently, the State of Connecticut's economic performance had significantly declined and the State had experienced general fund budget deficits for several consecutive years. In 1991, the State imposed an income tax on individuals, trusts, and estates. For each fiscal year since fiscal 1991-92, the General Fund has operated at a surplus. The State's income tax generates approximately 28% of the State's total revenues. Future changes in the level of economic activity in Connecticut may affect State income tax collections and General Fund operations.


       In November 1992, State electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides for a cap on budget expenditures. The adopted budget for fiscal 1996-97 anticipated General Fund revenues of $9,049.7 million and General Fund expenditures of $9,049.4 million resulting in a projected surplus of $0.3 million. The Comptroller's monthly report for the period ending June 30, 1997, indicated a projected General Fund surplus for fiscal 1996-97 of $255.3 million.


       An expanded discussion of the risks associated with the purchase of securities issued by the State of Connecticut is contained in the Statement of Additional Information.

       The value of municipal securities may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal and state income tax rates, the supply of tax-exempt bonds, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue, and perceptions with respect to the level of interest rates. In general, the value of bonds tends to appreciate when interest rates decline and depreciate when interest rates rise.

                       ORGANIZATION AND SERVICE PROVIDERS


ORGANIZATION


Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. In technical terms, the Fund is a nondiversified series of an open-end, investment management company, called "Evergreen Municipal Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders participate equally in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Fund may establish additional classes or series of shares.

                                       6                                  61654B

       The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


SERVICE PROVIDERS


Investment Adviser. The investment adviser to the Fund is the Capital Management Group ("CMG") of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation. First Union Corporation and FUNB are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.


       The Fund pays CMG an annual fee for its services equal to 0.60% of average daily net assets. CMG has voluntarily agreed to reduce or waive a portion of its fee equal to 0.10%, resulting in a net advisory fee of 0.50%. CMG may change or stop this waiver at any time.


Portfolio Manager. Jocelyn Turner is the Fund's portfolio manager. Ms. Turner has been Vice President of Tax Exempt Fixed Income since she joined First Union Corporation (then First Fidelity Bank) in November 1992. Before that time, Ms. Turner was a municipal bond fund portfolio manager and Vice President of Tax Exempt Fixed Income at One Federal Asset Management, Boston, MA.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union Corporation subsidiaries. The administration fee is calculated in accordance with the following schedule:


                             Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
                                Subsidiary Of First Union Corporation Serves As Investment
Administrative Fee                                       Adviser
     0.060%                                      on the first $7 billion
     0.0425%                                      on the next $3 billion
     0.035%                                       on the next $5 billion
     0.025%                                      on the next $10 billion
     0.019%                                       on the next $5 billion
     0.014%                                 on assets in excess of $30 billion





Sub Administrator. BISYS Fund Services, serves as sub-administrator to the Fund. For its services, BISYS Fund Services is entitled to receive a fee from EIS calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which subsidiaries of First Union Corporation also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:


                                 Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
                                    Subsidiary Of First Union Corporation Serves As Investment
Sub-Administrative Fee                                       Adviser
        0.0100%                                      on the first $7 billion
        0.0075%                                       on the next $3 billion
        0.0050%                                      on the next $15 billion
        0.0040%                                 on assets in excess of $25 billion





Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116 acts as the Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of FUNB.


Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Fund's custodian.


Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc. located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Fund.

                                       7                                  61654B

                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES

       Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset Management Corp., (ii) certain institutional investors and (iii) investment advisory clients of FUNB and its affiliates.


       Eligible investors may purchase Class Y shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of the Fund by mailing to the Fund, c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

       There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. Share certificates are not issued. See the Application for more information. Only Class Y shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").

How the Fund Values Its Shares. The net asset value of each Class of shares of the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The Exchange is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The securities in the Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of the Trust under which the Fund operates believe would accurately reflect fair market value.


Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to an account which has been in existence at least thirty days.

HOW TO REDEEM SHARES

       You may redeem your Class Y shares in the Fund for cash, (at the net redemption value) on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.


Redeeming Shares Through Your Financial Intermediary. The Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).


Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to the Fund, c/o ESC; the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is

                                       8                                  61654B
required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.


       Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESCs offices are closed). Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.


       In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.


       Except as otherwise noted, the Fund, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Fund, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.


Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.


General. The sale of shares is a taxable transaction for federal income tax purposes. The Fund may temporarily suspend the right to redeem its shares when
(1) the Exchange is closed, other than customary weekend and holiday closings;
(2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Fund reserves the right to close an account that through redemption has fallen below $1,000 and has remained so for thirty days. Shareholders will receive sixty days' written notice to increase the account value to at least $1,000 before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any ninety day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same Class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of the Fund.

                                       9                                  61654B

       Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges by Telephone and Mail. Exchange requests received by the Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares may be modified, including the right to charge for exchanges, or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.

SHAREHOLDER SERVICES

       The Fund offers the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.


Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.


Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Fund's Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.


Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.


       Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month,

                                       10                                 61654B
an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any class of Evergreen fund shares you may own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.


BANKING LAWS


       The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as the Fund. However, a Bank may act as Adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES

       Income dividends will be declared daily and paid monthly. Distributions of any net realized gains of the Fund will be made at least annually. Shareholders will begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. The Fund intends to qualify to be treated as a regulated investment company under the Code. While so qualified, so long as the Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes. A 4% nondeductible excise tax will be imposed on the Fund if it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.


       The Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax.


       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax-exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investors holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest federal income tax rate applicable to net long-term gains realized by individuals is 20% for most assets held more than 18 months. The rate applicable to corporations is 35%.


       Since the Fund's gross income is ordinarily expected to be tax-exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.


       The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.


       Exempt-interest dividends paid by the Fund, to the extent such dividends are exempt from federal income tax and are derived from interest payments on municipal securities of the State of Connecticut and its political subdivisions, instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, are not subject to the Connecticut income tax on individuals, trusts and estates. Long-term capital gain dividends are also not subject to the Connecticut income tax to the extent derived from securities issued by

                                       11                                 61654B
such entities. Ordinary income dividends are subject to the Connecticut income tax. Distributions from the Fund to shareholders subject to the Connecticut corporation business tax are included in gross income for purposes of the corporation business tax, but a dividends received deduction may be available for a portion thereof except to the extent such distributions constitute exempt-interest dividends or capital gain dividends for federal income tax purposes.


       Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Fund. These statements will set forth the amount of income exempt from federal and if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Fund in their states and localities. The Fund notifies shareholders annually as to the interest exempt from Federal taxes earned by the Fund.

GENERAL INFORMATION

Portfolio Transactions. Consistent with the Rules of Conduct of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.


Other Classes of Shares. The Fund currently offers three classes of shares, Class A, Class B and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone
(800) 343-2898 to obtain more information on other classes of shares.


Performance Information. The Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on SEC formulas and are not intended to indicate future performance.

       Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in the Fund. The Fund's total return shows its overall change in value including changes in share prices and assumes all a Fund's distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.
       The Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing the Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of the Fund's income was tax-exempt, only that portion is adjusted in the calculation.
       Comparative performance information may also be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar and other industry publications. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.
                                       12                                 61654B

       In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from EVERGREEN EVENTS, a quarterly magazine provided to Evergreen fund shareholders.


Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

                                       13                                 61654B

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
  CUSTODIAN
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827

  TRANSFER AGENT
  Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116

  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

  DISTRIBUTOR
  Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019


  61654                                                                   541907

61654C

-------------------------------------------------------------------------------
PROSPECTUS                                                    November 10, 1997
-------------------------------------------------------------------------------

EVERGREEN STATE TAX FREE FUNDS                              [LOGO OF EVERGREEN
                                                         FUNDS(SM) APPEARS HERE]
-------------------------------------------------------------------------------


EVERGREEN FLORIDA MUNICIPAL BOND FUND

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

     The Evergreen Florida Municipal Bond Fund (the "Fund") seeks current income exempt from federal regular income tax and the Florida state intangibles tax, consistent with the preservation of capital.

     This Prospectus provides information regarding the Class A, Class B and Class C shares offered by the Fund. The Fund is a non-diversified series of an open-end, management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information for the Fund dated November 10, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at (800) 343-2898. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this Prospectus carefully.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF ANY BANK, IS NOT ENDORSED OR GUARANTEED BY ANY BANK, AND IS NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

                               TABLE OF CONTENTS
                               -----------------

EXPENSE INFORMATION                                                   3

FINANCIAL HIGHLIGHTS                                                  4

DESCRIPTION OF THE FUND                                               4
   Investment Objective and Policies                                  4
   Investment Practices and Restrictions                              5

ORGANIZATION AND SERVICE PROVIDERS                                    9
   Organization                                                       9
   Service Providers                                                 10
   Distribution Plans and Agreements                                 10

PURCHASE AND REDEMPTION OF SHARES                                    11
   How to Buy Shares                                                 11
   How to Redeem Shares                                              14
   Exchange Privilege                                                16
   Shareholder Services                                              16
   Banking Laws                                                      17

OTHER INFORMATION                                                    18
   Dividends, Distributions and Taxes                                18
   General Information                                               19

-------------------------------------------------------------------------------

                              EXPENSE INFORMATION

-------------------------------------------------------------------------------

     The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.

                                                   CLASS A   CLASS B   CLASS C
                                                   SHARES    SHARES    SHARES
                                                   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a %   4.75%     None      None
 of offering price)
Maximum Sales Charge Imposed on Reinvested           None     None      None
 Dividends (as a % of offering price)
Maximum Contingent Deferred Sales Charge (as a %     None(1)    5%(2)     1%(2)
 of original purchase price or redemption
 proceeds, whichever is lower)

     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending August 31, 1998. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."

                           CLASS A CLASS B CLASS C
                           ------- ------- -------
ANNUAL OPERATING EXPENSES
Management Fees             .50%     .50%    .50%
12b-1 Fees(3)               .25%    1.00%   1.00%
Other Expenses              .19%     .19%    .19%
                            ----    -----   -----
Total                       .94%    1.69%   1.69%
                            ====    =====   =====

                                   Examples

               ASSUMING REDEMPTION AT    ASSUMING NO
                    END OF PERIOD        REDEMPTION
               ----------------------- ---------------
               CLASS A CLASS B CLASS C CLASS B CLASS C
               ------- ------- ------- ------- -------
After 1 Year     $57     $67     $27     $17     $17
After 3 Years    $76     $83     $53     $53     $53

(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     As of the date of this Prospectus the Fund had not commenced operations. Consequently, no financial highlights are currently available.

-------------------------------------------------------------------------------

                            DESCRIPTION OF THE FUND

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------

     The Fund seeks current income exempt from federal regular income tax and the Florida state intangibles tax, consistent with the preservation of capital.

     The Fund's investment objective is nonfundamental; as a result, the Fund may change its objective(s) without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding the Fund's fundamental investment policies or other related investment policies. There can be no assurance that the Fund's investment objective will be achieved.

Principal Investments and Investment Policies. The Fund will normally invest
----------------------------------------------
its assets so that at least 80% of its net assets are invested in obligations which provide interest income which is exempt from federal regular income taxes. In addition, at least 65% of the value of the Fund's total assets will be invested in Florida municipal bonds. To qualify as an investment exempt from the Florida state intangibles tax, the Fund's portfolio must consist entirely of investments exempt from the Florida state intangibles tax on the last business day of the calendar year.

     The Fund may make taxable investments and may, from time to time, generate income subject to federal regular income tax or the alternative minimum tax.

     The Fund seeks to achieve its investment objective by investing principally in Florida municipal bonds, including industrial development bonds. In addition, the Fund may invest in obligations issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or their political subdivisions or agencies and instrumentalities, the interest from which is exempt from federal (regular, if applicable) income tax.

     Municipal obligations are debt obligations issued by a state or local entity to support a government's general financial needs or special projects, such as housing projects or sewer works. Municipal obligations also include certain types of industrial development bonds that the government has issued to finance privately operated facilities.

     The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may be dependent upon an appropriation by the issuer's legislative body and may be subject to quantitative limitations on the issuer's taxing power. Limited obligation or revenue bonds are paid off only with the revenue generated by the project financed by the bond or other specified sources of revenue.

     The Fund will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard and Poor's Ratings Group ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service ("Moody's") (Aaa, Aa, A and Baa), by Fitch Investors Services, L.P. ("Fitch") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization or by the Fund's investment adviser. The Fund may invest the remaining 20% of its assets in lower rated bonds, but it will not invest in bonds rated below B. If S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objective and policies.

Other Eligible Securities. The Fund may also invest in participation interests
--------------------------
in any of the above obligations purchased from financial institutions such as commercial banks, savings and loan associations and insurance companies, variable rate securities and municipal leases.

     During periods when, in the opinion of the Fund's investment adviser, a temporary defensive position in the market is appropriate, the Fund may invest in short-term tax-exempt or taxable investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; bank certificates of deposit; shares of other investment companies; and repurchase agreements. There are no rating requirements applicable to temporary investments. However, the Fund's investment adviser will limit temporary investments to those it considers to be of comparable quality to the Fund's primary investments.

     In addition to the investment policies detailed above, the Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions."

INVESTMENT PRACTICES AND RESTRICTIONS
-------------------------------------

Risk Factors. Bond yields are dependent on several factors including market
-------------
conditions, the size of an offering, the maturity of the bond, ratings of the bond and the ability of issuers to meet their obligations. There is no limit on the maturity of the bonds purchased by the Fund. Because the prices of bonds fluctuate inversely in relation to the direction of interest rates, the prices of longer term bonds fluctuate more widely in response to market interest rate changes. The Fund's concentration in securities issued by Florida and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities.

     If the municipal obligations held by the Fund (because of adverse economic conditions in Florida, for example) are downgraded, the Fund's concentration in securities of Florida may cause the Fund to be subject to the risks inherent in holding material amounts of low-rated debt securities in its portfolio.

Municipal Obligations. The Fund's ability to achieve its objective depends
----------------------
partially on the prompt payment by issuers of the interest on and principal of the municipal bonds held by the Fund. A moratorium, default, or other non-payment of interest or principal when due on any municipal bond, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal bonds held by the Fund. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

     From time to time, proposals have been introduced before the U.S. Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal bonds, and similar proposals may be introduced in the future. The enactment of such a proposal could materially affect the availability of municipal bonds for investment by the Fund and the value of the Fund's portfolio. In the event of such legislation, the Fund would re-evaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

Below-Investment Grade Bonds. Below-investment grade bonds have low ratings,
-----------------------------
and a degree of doubt surrounds the safety of investment and the ability of the issuer to continue interest payments. These bonds are also called "high risk, high yield" bonds or "junk" bonds. Junk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher-grade bonds, issuers of junk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of junk bonds to pay interest and principal is uncertain. Moreover, the junk bond market may react strongly to real or perceived unfavorable news about an issuer or the economy. If a junk bond issuer defaults, the bond will lose some or all of its value.

Non-Diversification. The Fund is a non-diversified series of an investment
--------------------
company and, as such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") which requires that at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of the total assets may be invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

Downgrades. If any security invested in by the Fund loses its rating or has
-----------
its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Fund may invest in repurchase agreements.
----------------------
Repurchase agreements are agreements by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase
------------------------------
agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund
------------------------------------------------------------------
may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Securities Lending. To generate income and offset expenses, the Fund may lend
-------------------
securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. The Fund may invest in
------------------------------------------------------
the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its
----------
total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund does not intend to leverage.

Illiquid Securities. The Fund may invest up to 15% of its net assets in
--------------------
illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes.

Restricted Securities. The Fund may invest in restricted securities, including
----------------------
securities eligible for resale pursuant to Rule 144A under the Securities Act of 1993 (the "1993 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. The Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Fund's Board of Trustees. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Municipal Lease Obligations. The Fund may purchase municipal leases, which are
----------------------------
issued by state and local governments or authorities to finance the acquisition of equipment and facilities. The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment would generate tax-exempt income.

Resource Recovery Bonds. The Fund may purchase resource recovery bonds, which
------------------------
may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

Zero Coupon Debt Securities. The Fund may purchase zero coupon debt
----------------------------
securities. These securities do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating their daily dividends, each day the Fund takes into account as income a portion of the difference between these securities' purchase price and their face value. Because they do not pay current income, the prices of zero coupon debt securities can be very volatile when interest rates change.

Securities with Put or Demand Rights. The Fund has the ability to enter into
-------------------------------------
put transactions, sometimes referred to as stand-by commitments, with respect to municipal obligations held in its portfolio or to purchase securities which carry a demand feature or put option which permit the Fund, as holder, to tender them back to the issuer or a third party prior to maturity and receive payment within seven days. Segregated accounts will be maintained by the Fund for all such transactions.

     The amount payable to the Fund by the seller upon its exercise of a put will normally be (1) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period a Fund owned the securities, plus (2) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.

     The Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. The Fund expects that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggregate price paid for securities with put rights may be higher than the price that would otherwise be paid.

     The Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the Securities and Exchange Commission) and banks which, in the opinion of the Fund's investment adviser, present minimal credit risks. The Fund's investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by the Fund. The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer should default on its obligation to purchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Fund intends to enter into put transactions solely to maintain portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Special Risk Factors Related to Investing in Municipal Securities and
---------------------------------------------------------------------
Securities Issued by the State of Florida. It should be noted that municipal
------------------------------------------
securities may be adversely affected by local political and economic conditions and developments within a state. For example, adverse conditions in a significant industry within Florida may from time to time have a correspondingly adverse effect on specific issuers within Florida or on anticipated revenue to the State itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues.

     The value of municipal securities may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal and state income tax rates, the supply of tax-exempt bonds, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue, and perceptions with respect to the level of interest rates. In general, the value of bonds tends to appreciate when interest rates decline and depreciate when interest rates rise.

     Under current law, the State of Florida is required to maintain a balanced budget so that current expenses are net from current revenues. Florida does not currently impose a tax on personal income. It does impose a tax on corporate income derived from activities within the State. In addition, Florida imposes an ad valorem tax on certain intangible property as well as sales and use taxes. These taxes are the principal source of funds to meet State expenses, including repayment of, and interest on, obligations backed solely by the full faith and credit of the State.

     Florida's Constitution permits the issuance of state or municipal obligations pledging the full faith and credit of the State, with a concurring vote by the respective electors, to finance or refinance capital projects authorized by the Legislature.. The State Constitution also provides that the Legislature shall appropriate monies sufficient to pay debt service on state bonds pledging the full faith and credit of the State as they become due. All State tax revenues, other than trust funds dedicated by the State Constitution for other purposes, are available for such an appropriation, if required.

     On the other hand, municipalities and other political subdivisions of the State principally rely on a combination of ad valorem taxes on real property, user fees and occupational license fees to meet their day-to-day expenses including the repayment of principal of, and interest on, their obligations backed by their full faith and credit. (Revenue bonds, of course, are dependent on the revenue generated by a specific facility or enterprise.)

     Florida has experienced substantial population increases as a result of migration to Florida from other areas of the U.S. and from foreign countries. This population growth is expected to continue, and it is anticipated that corresponding increases in State revenues will be necessary during the next decade to meet increased burdens on the various public and social services provided by the State.

     Florida's ability to meet increasing expenses will be dependent in part upon the State's continued ability to foster business and economic growth.

Options and Futures. The Fund may engage in options and futures transactions.
--------------------
Options and futures transactions are intended to enable the Fund to manage market or interest rate risk. The Fund does not use these transactions for speculation or leverage.

     The Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also purchase call options on financial futures contracts. The Fund may also write covered call options on its portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

     The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security). The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market price upon exercise.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     The Fund may also enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest rates or securities prices. A futures contract on securities is an agreement to buy or sell securities during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     The Fund may sell or purchase other financial futures contracts. When a futures contract is sold by the Fund, the profit on the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the profit on their securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines.

     The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures
--------------------------------------------
transactions are intended to enable the Fund to manage market or interest rate risks, these investment devices can be highly volatile, and the Fund's use of them can result in poorer performance (i.e., the Fund's return may be reduced). The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Fund's investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Fund's investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Derivatives. Derivatives are financial contracts whose value is based on an
------------
underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

     The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

ORGANIZATION
-------------

Fund Structure. The Fund is an investment pool, which invests shareholders'
---------------
money toward a specified goal. In technical terms, the Fund is a non-diversified series of an open-end, management investment company, called Evergreen Municipal Trust (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is
------------------
responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate in dividends and
-------------------
distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Fund may establish additional classes or series of shares.

     The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.

SERVICE PROVIDERS
-----------------

Investment Adviser. The investment adviser to the Fund is the Capital
-------------------
Management Group ("CMG") of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation. First Union Corporation and FUNB are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

     The Fund pays CMG an annual fee for its services equal to 0.50% of average daily net assets.

Portfolio Manager. Robert S. Drye is the Fund's portfolio manager. Mr. Drye
------------------
has over 28 years of banking and investment experience. In addition to managing the Fund, he is also responsible for the management of the Evergreen South Carolina Municipal Bond Fund. Mr. Drye has been a Vice President of FUNB since 1968.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company
---------------------------------------------
("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union Corporation.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston,
----------
Massachusetts 02205-9827 acts as the Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of
----------------------
The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Fund.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as
--------------
administrator to the Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all the mutual funds advised by First Union Corporation subsidiaries. The administration fee is calculated in accordance with the following schedule:

           Administration Fee
           ------------------
               0.050%         on the first $7 billion
               0.035%         on the next $3 billion
               0.030%         on the next $5 billion
               0.020%         on the next $10 billion
               0.015%         on the next $5 billion
               0.010%         on assets in excess of $30 billion

DISTRIBUTION PLANS AND AGREEMENTS
---------------------------------

Distribution Plans. The Fund's Class A, Class B and Class C shares pay for the
-------------------
expenses associated with the distribution of such shares according to distribution plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, the Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

               Class A shares  0.75% (currently limited to 0.25%)
               Class B shares  1.00%
               Class C shares  1.00%

     Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment adviser or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Fund may not pay any distribution or service fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Distribution Plans are used to compensate the Fund's distributor pursuant to Distribution Agreements entered into by the Fund.

Distribution Agreements. The Fund has also entered into distribution
------------------------
agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, the Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

               Class A shares  0.25%
               Class B shares  1.00%
               Class C shares  1.00%

     The Distribution Agreements provide that EDI will use the distribution fee received from the Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of the Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

     In the event the Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.

     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES
-----------------

     You may purchase shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of the Fund by mailing to the Fund, c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the Application for more information. Only Class A, Class B and Class C shares are offered through this Prospectus. (See "General Information--Other Classes of Shares.")

Class A Shares--Front-End Sales Charge Alternative. You may purchase Class A
---------------------------------------------------
shares of the Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                             Initial Sales Charge
                             --------------------

                      AS A % OF AS A % OF      COMMISSION TO
                       THE NET     THE          DEALER/AGENT
                       AMOUNT   OFFERING         AS A % OF
                      INVESTED    PRICE        OFFERING PRICE
                      --------- --------- ------------------------
AMOUNT OF PURCHASE
Less than $50,000       4.99%     4.75%   4.25%
$   50,000--$99,999     4.71%     4.50%   4.25%
$  100,000--$249,999    3.90%     3.75%   3.25%
$  250,000--$499,999    2.56%     2.50%   2.00%
$  500,000--$999,999    2.04%     2.00%   1.75%
$1,000,000 or more      None      None    1.00% of the amount
                                          invested up to
                                          $2,999,999; .50% of the
                                          amount invested over
                                          $2,999,999, up to
                                          $4,999,999; and .25% of
                                          the excess over
                                          $4,999,999

     No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Fund.

     Class A shares may also be purchased at net asset value by corporate or certain other qualified retirement plans or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

     In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

     When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with the Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the Application for additional information concerning these reduced sales charges.

Class B Shares--Deferred Sales Charge Alternative. You may purchase Class B
--------------------------------------------------
shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                    CDSC
         REDEMPTION TIMING                                         IMPOSED
         -----------------                                         -------
Month of purchase and the first twelve-month period following the
 month of purchase                                                  5.00%
Second twelve-month period following the month of purchase          4.00%
Third twelve-month period following the month of purchase           3.00%
Fourth twelve-month period following the month of purchase          3.00%
Fifth twelve-month period following the month of purchase           2.00%
Sixth twelve-month period following the month of purchase           1.00%
No CDSC is imposed on amounts redeemed thereafter.

     The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event the Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

     At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and service fees imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

Class C Shares--Level-Load Alternative. Class C shares are only offered
---------------------------------------
through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors, and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares--Front-End Sales Charge Alternative" above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Certain shares with respect to which the
---------------------------------
Fund did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment, are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of: (1) the net asset value of the shares redeemed or
(2) the net asset value at the time of purchase of such shares.

     No CDSC is imposed on a redemption of shares of the Fund in the event of:
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

     The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or CDSC to certain Directors, Trustees, officers and employees of the Fund, Keystone, FUNB, Evergreen Asset Management Corp. ("Evergreen Asset"), EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

How the Fund Values Its Shares. The net asset value of each Class of shares of
-------------------------------
the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in the Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

General. The decision as to which Class of shares is more beneficial to you
--------
depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

     In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of the Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of the Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of the Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or the Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.

Additional Purchase Information. As a condition of this offering, if a
--------------------------------
purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES
--------------------

     You may "redeem" (i.e., sell) your shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. The Fund must receive
-----------------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of
-----------------------------------------------
instruction or stock power form to the Fund, c/o ESC, the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate section on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Fund, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Fund, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund
-----------------------
account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax
--------
purposes. The Fund may temporarily suspend the right to redeem its shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Fund reserves the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any 90 day period for any one shareholder.

EXCHANGE PRIVILEGE
------------------

How to Exchange Shares. You may exchange some or all of your shares for shares
-----------------------
of the same class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

     Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

     No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange
----------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges By Telephone and Mail. Exchange requests received by the Fund after
--------------------------------
4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

SHAREHOLDER SERVICES
--------------------

     The Fund offers the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest
---------------------------
as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account
--------------------------
electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or
---------------------------
when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Investments Through Employee Benefit and Savings Plans. Certain qualified and
-------------------------------------------------------
non-qualified employee benefit and savings plans may make shares of the Fund and the other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares--Front-End Sales Charge Alternative." Evergreen Asset, Keystone or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends
----------------------------
and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed
----------------------
dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in a fund. You should designate on the Application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains
--------------------------
distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your Application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Fund has various retirement plans
-------------------------------
available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

BANKING LAWS
------------

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the

Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB is subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               OTHER INFORMATION

-------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------

     The Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly. The Fund intends to declare and distribute all net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments. There is a possibility that shareholders may lose the tax-exempt status on accrued income on municipal bonds if shares of the Fund are redeemed before a dividend has been declared.

     Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

     Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

     The Fund intends to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that the Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

     The Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for federal income tax purposes; however, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the federal corporate alternative minimum tax.

     Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax-exempt or taxable obligations) are taxable as ordinary income and long-term capital gains distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investor's holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest federal income tax rate applicable to net long-term gains realized by individuals is 20% for most assets held more than 18 months. The rate applicable to corporations is 35%.

     Since the Fund's gross income is ordinarily expected to be tax-exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.

     The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. A shareholder who acquires Class A shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

     Florida does not currently impose a state income tax on individuals. Thus, individual shareholders of the Fund will not be subject to any Florida state income tax on distributions received from the Fund. However, certain distributions will be taxable to corporate shareholders which are subject to Florida corporate income tax. Florida currently imposes an intangible tax at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents. Certain types of tax exempt securities of Florida issuers, U.S. government securities and tax exempt securities issued by certain U.S. territories and possessions are exempt from this intangible tax. Shares of the Fund will also be exempt from the Florida intangible tax if the portfolio consists exclusively of securities which are exempt on the last business day of the calendar year. If the portfolio consists of any assets which are not so exempt on the last business day of the calendar year, however, only the portion of the shares of the Fund which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangible tax, and the remaining portion of such shares will be fully subject to the intangible tax, even if they partly relate to Florida tax exempt securities.

     Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Fund. These statements will set forth the amount of income exempt from federal and, if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Fund in their states and localities. The Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI.

GENERAL INFORMATION
-------------------

Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund
-------------------
is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of the Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by the Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of the Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Conduct Rules of the National
-----------------------
Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. The Fund currently offers four classes of shares,
------------------------
Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this Prospectus and are only available to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain information on other classes of shares.

Performance Information. From time to time, the Fund may quote its "total
------------------------
return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B, Class C and Class Y shares. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

     Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     The Fund may also quote tax-equivalent yields which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing the Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of the Fund's income was tax-exempt, only that portion is adjusted in the calculation.

     Performance data may be included in any advertisement or sales literature of the Fund. These advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

     In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Additional Information. This Prospectus and the SAI, which has been
-----------------------
incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

INVESTMENT ADVISER
Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28228

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

-------------------------------------------------------------------------------
PROSPECTUS                                                    November 10, 1997
-------------------------------------------------------------------------------

EVERGREEN STATE TAX FREE FUNDS                          [LOGO OF EVERGREEN FUNDS
                                                          APPEARS HERE]
-------------------------------------------------------------------------------

EVERGREEN FLORIDA MUNICIPAL BOND FUND

CLASS Y SHARES

     The Evergreen Florida Municipal Bond Fund (the "Fund") seeks current income exempt from federal regular income tax and the Florida state intangibles tax, consistent with the preservation of capital.

     This Prospectus provides information regarding the Class Y shares offered by the Fund. The Fund is a non-diversified series of an open-end, management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116.



     A Statement of Additional Information for the Fund dated November 10, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at (800) 343-2898. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this Prospectus carefully.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF ANY BANK, IS NOT ENDORSED OR GUARANTEED BY ANY BANK, AND IS NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

                               TABLE OF CONTENTS
                               -----------------

EXPENSE INFORMATION                         3           PURCHASE AND REDEMPTION OF SHARES        11
                                                           How to Buy Shares                     11
FINANCIAL HIGHLIGHTS                        4              How to Redeem Shares                  11
DESCRIPTION OF THE FUND                     4              Exchange Privilege                    12
   Investment Objective and Policies        4              Shareholder Services                  13
   Investment Practices and Restrictions    5              Banking Laws                          14
ORGANIZATION AND SERVICE PROVIDERS          9           OTHER INFORMATION                        14
   Organization                             9              Dividends, Distributions and Taxes    14
   Service Providers                       10              General Information                   15

-------------------------------------------------------------------------------

                              EXPENSE INFORMATION

-------------------------------------------------------------------------------

     The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.


SHAREHOLDER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases       None
Sales Charge on Dividend Reinvestments  None
Contingent Deferred Sales Charge        None


     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending August 31, 1998. The example shows what you would pay if you invested $1,000 over the periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The example is for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."

                       ANNUAL OPERATING
                           EXPENSES                                               EXAMPLE
                       ----------------                                           -------
Advisory Fees                .50%                     After 1 Year                  $ 7
12b-1 Fees                    --                      After 3 Years                 $22
Other Expenses               .19%
                             ----
Total                        .69%
                             ====

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     As of the date of this Prospectus the Fund had not commenced operations. Consequently, no financial highlights are currently available.

-------------------------------------------------------------------------------

                            DESCRIPTION OF THE FUND

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------

     The Fund seeks current income exempt from federal regular income tax and the Florida state intangibles tax, consistent with the preservation of capital.

     The Fund's investment objective is nonfundamental; as a result, the Fund may change its objective(s) without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding the Fund's fundamental investment policies or other related investment policies. There can be no assurance that the Fund's investment objective will be achieved.


Principal Investments and Investment Policies. The Fund will normally invest
---------------------------------------------
its assets so that at least 80% of its net assets are invested in obligations which provide interest income which is exempt from federal regular income taxes. In addition, at least 65% of the value of the Fund's total assets will be invested in Florida municipal bonds. To qualify as an investment exempt from the Florida state intangibles tax, the Fund's portfolio must consist entirely of investments exempt from the Florida state intangibles tax on the last business day of the calendar year.

     The Fund may make taxable investments and may, from time to time, generate income subject to federal regular income tax or the alternative minimum tax.

     The Fund seeks to achieve its investment objective by investing principally in Florida municipal bonds, including industrial development bonds. In addition, the Fund may invest in obligations issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or their political subdivisions or agencies and instrumentalities, the interest from which is exempt from federal (regular, if applicable) income tax.



     Municipal obligations are debt obligations issued by a state or local entity to support a government's general financial needs or special projects, such as housing projects or sewer works. Municipal obligations also include certain types of industrial development bonds that the government has issued to finance privately operated facilities.

     The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may be dependent upon an appropriation by the issuer's legislative body and may be subject to quantitative limitations on the issuer's taxing power. Limited obligation or revenue bonds are paid off only with the revenue generated by the project financed by the bond or other specified sources of revenue.

     The Fund will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard and Poor's Ratings Group ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service ("Moody's") (Aaa, Aa, A and Baa), by Fitch Investors Services, L.P. ("Fitch") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization or by the Fund's investment adviser. The Fund may invest the remaining 20% of its assets in lower rated bonds, but it will not invest in bonds rated below B. If S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objective and policies.

Other Eligible Securities. The Fund may also invest in participation interests
-------------------------
in any of the above obligations purchased from financial institutions such as commercial banks, savings and loan associations and insurance companies, variable rate securities and municipal leases.

     During periods when, in the opinion of the Fund's investment adviser, a temporary defensive position in the market is appropriate, the Fund may invest in short-term tax-exempt or taxable investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; bank certificates of deposit; shares of other investment companies; and repurchase agreements. There are no rating requirements applicable to temporary investments. However, the Fund's investment adviser will limit temporary investments to those it considers to be of comparable quality to the Fund's primary investments.

     In addition to the investment policies detailed above, the Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions."

INVESTMENT PRACTICES AND RESTRICTIONS
-------------------------------------

Risk Factors. Bond yields are dependent on several factors including market
------------
conditions, the size of an offering, the maturity of the bond, ratings of the bond and the ability of issuers to meet their obligations. There is no limit on the maturity of the bonds purchased by the Fund. Because the prices of bonds fluctuate inversely in relation to the direction of interest rates, the prices of longer term bonds fluctuate more widely in response to market interest rate changes. The Fund's concentration in securities issued by Florida and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities.

     If the municipal obligations held by the Fund (because of adverse economic conditions in Florida, for example) are downgraded, the Fund's concentration in securities of Florida may cause the Fund to be subject to the risks inherent in holding material amounts of low-rated debt securities in its portfolio.

Municipal Obligations. The Fund's ability to achieve its objective depends
---------------------
partially on the prompt payment by issuers of the interest on and principal of the municipal bonds held by the Fund. A moratorium, default, or other non-payment of interest or principal when due on any municipal bond, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal bonds held by the Fund. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

     From time to time, proposals have been introduced before the U.S. Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal bonds, and similar proposals may be introduced in the future. The enactment of such a proposal could materially affect the availability of municipal bonds for investment by the Fund and the value of the Fund's portfolio. In the event of such legislation, the Fund would re-evaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

Below-Investment Grade Bonds. Below-investment grade bonds have low ratings,
----------------------------
and a degree of doubt surrounds the safety of investment and the ability of the issuer to continue interest payments. These bonds are also called "high risk, high yield" bonds or "junk" bonds. Junk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher-grade bonds, issuers of junk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of junk bonds to pay interest and principal is uncertain. Moreover, the junk bond market may react strongly to real or perceived unfavorable news about an issuer or the economy. If a junk bond issuer defaults, the bond will lose some or all of its value.

Non-Diversification. The Fund is a non-diversified series of an investment
-------------------
company and, as such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") which requires that at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of the total assets may be invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

Downgrades. If any security invested in by the Fund loses its rating or has
----------
its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Fund may invest in repurchase agreements.
---------------------
Repurchase agreements are agreements by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase

Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase
-----------------------------
agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund
-----------------------------------------------------------------
may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchased price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Securities Lending. To generate income and offset expenses, the Fund may lend
------------------
securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.



Investing in Securities of Other Investment Companies. The Fund may invest in
-----------------------------------------------------
the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its
---------
total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund does not intend to leverage.


Illiquid Securities. The Fund may invest up to 15% of its net assets in
-------------------
illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes.

Restricted Securities. The Fund may invest in restricted securities, including
---------------------
securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. The Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Fund's Board of Trustees. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.


Municipal Lease Obligations. The Fund may purchase municipal leases, which are
---------------------------
issued by state and local governments or authorities to finance the acquisition of equipment and facilities. The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment would generate tax-exempt income.

Resource Recovery Bonds. The Fund may purchase resource recovery bonds, which
-----------------------
may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

Zero Coupon Debt Securities. The Fund may purchase zero coupon debt
---------------------------
securities. These securities do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating their daily dividends, each day the Fund takes into account as income a portion of the difference between these securities' purchase price and their face value. Because they do not pay current income, the prices of zero coupon debt securities can be very volatile when interest rates change.

Securities with Put or Demand Rights. The Fund has the ability to enter into
------------------------------------
put transactions, sometimes referred to as stand-by commitments, with respect to municipal obligations held in its portfolio or to purchase securities which carry a demand feature or put option which permit the Fund, as holder, to tender them back to the issuer or a third party prior to maturity and receive payment within seven days. Segregated accounts will be maintained by the Fund for all such transactions.

     The amount payable to the Fund by the seller upon its exercise of a put will normally be (1) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period a Fund owned the securities, plus (2) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.

     The Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. The Fund expects that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggregate price paid for securities with put rights may be higher than the price that would otherwise be paid.

     The Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the Securities and Exchange Commission) and banks which, in the opinion of the Fund's investment adviser, present minimal credit risks. The Fund's investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by the Fund. The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer should default on its obligation to purchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Fund intends to enter into put transactions solely to maintain portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.



Special Risk Factors Related to Investing in Municipal Securities and
---------------------------------------------------------------------
Securities Issued by the State of Florida. It should be noted that municipal
-----------------------------------------
securities may be adversely affected by local political and economic conditions and developments within a state. For example, adverse conditions in a significant industry within Florida may from time to time have a correspondingly adverse effect on specific issuers within Florida or on anticipated revenue to the State itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues.

     The value of municipal securities may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal and state income tax rates, the supply of tax-exempt bonds, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue, and perceptions with respect to the level of interest rates. In general, the value of bonds tends to appreciate when interest rates decline and depreciate when interest rates rise.

     Under current law, the State of Florida is required to maintain a balanced budget so that current expenses are met from current revenues. Florida does not currently impose a tax on personal income. It does impose a tax on corporate income derived from activities within the State. In addition, Florida imposes an ad valorem tax on certain intangible property as well as sales and use taxes. These taxes are the principal source of funds to meet State expenses, including repayment of, and interest on, obligations backed solely by the full faith and credit of the State.

     Florida's Constitution permits the issuance of state or municipal obligations pledging the full faith and credit of the State, with a concurring vote by the respective electors, to finance or refinance capital projects authorized by the Legislature. The State Constitution also provides that the Legislature shall appropriate monies sufficient to pay debt service on state bonds pledging the full faith and credit of the State as they become due. All State tax revenues, other than trust funds dedicated by the State Constitution for other purposes, are available for such an appropriation, if required.

     On the other hand, municipalities and other political subdivisions of the State principally rely on a combination of ad valorem taxes on real property, user fees and occupational license fees to meet their day-to-day expenses including the repayment of principal of, and interest on, their obligations backed by their full faith and credit. (Revenue bonds, of course, are dependent on the revenue generated by a specific facility or enterprise.)

     Florida has experienced substantial population increases as a result of migration to Florida from other areas of the U.S. and from foreign countries. This population growth is expected to continue, and it is anticipated that corresponding increases in State revenues will be necessary during the next decade to meet increased burdens on the various public and social services provided by the State.

     Florida's ability to meet increasing expenses will be dependent in part upon the State's continued ability to foster business and economic growth.


Options and Futures. The Fund may engage in options and futures transactions.
-------------------
Options and futures transactions are intended to enable the Fund to manage market or interest rate risk. The Fund does not use these transactions for speculation or leverage.

     The Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also purchase call options on financial futures contracts. The Fund may also write covered call options on its portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

     The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security). The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market price upon exercise.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     The Fund may also enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest rates or securities prices. A futures contract on securities is an agreement to buy or sell securities during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     The Fund may sell or purchase other financial futures contracts. When a futures contract is sold by the Fund, the profit on the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the profit on their securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines.

     The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.



Risk Characteristics of Options and Futures. Although options and futures
-------------------------------------------
transactions are intended to enable the Fund to manage market or interest rate risks, these investment devices can be highly volatile, and the Fund's use of them can result in poorer performance (i.e., the Fund's return may be reduced). The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Fund's investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Fund's investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.



Derivatives. Derivatives are financial contracts whose value is based on an
-----------
underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

     The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

ORGANIZATION
------------


Fund Structure. The Fund is an investment pool, which invests shareholders'
--------------
money toward a specified goal. In technical terms, the Fund is a non-diversified series of an open-end, management investment company, called Evergreen Municipal Trust (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is
-----------------
responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate in dividends and
------------------
distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Fund may establish additional classes or series of shares.



     The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.


SERVICE PROVIDERS
-----------------

Investment Adviser. The investment adviser to the Fund is the Capital
------------------
Management Group ("CMG") of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation. First Union Corporation and FUNB are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

     The Fund pays CMG an annual fee for its services equal to 0.50% of average daily net assets.



Portfolio Manager. Robert S. Drye is the Fund's portfolio manager. Mr. Drye
-----------------
has over 28 years of banking and investment experience. In addition to managing the Fund, he is also responsible for the management of the Evergreen South Carolina Municipal Bond Fund. Mr. Drye has been a Vice President of FUNB since 1968.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company
--------------------------------------------
("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union Corporation.



Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston,
---------
Massachusetts 02205-9827 acts as the Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of
---------------------
The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Fund.



Administrator. Evergreen Investment Services, Inc. ("EIS") serves as
-------------
administrator to the Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all the mutual funds advised by First Union Corporation subsidiaries. The administration fee is calculated in accordance with the following schedule:



          Administration Fee
          ------------------
               0.050%               on the first $7 billion
               0.035%               on the next $3 billion
               0.030%               on the next $5 billion
               0.020%               on the next $10 billion
               0.015%               on the next $5 billion
               0.010%               on assets in excess of $30 billion

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES
-----------------


     Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates.


     Eligible investors may purchase Class Y shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of the Fund by mailing to the Fund, c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the Application for more information. Only Class Y shares are offered through this Prospectus (see "General Information"--"Other Classes of Shares").

How the Fund Values Its Shares. The net asset value of each Class of shares of
------------------------------
the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in the Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of the Trust believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

Additional Purchase Information. As a condition of this offering, if a
-------------------------------
purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES
--------------------

     You may "redeem" (i.e., sell) your Class Y shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.



Redeeming Shares Through Your Financial Intermediary. The Fund must receive
----------------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).



Redeeming Shares Directly by Mail or Telephone. Send a signed letter of
----------------------------------------------
instruction or stock power form to the Fund, c/o ESC, the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000.

Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.



     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 6:00 p.m.(Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate section on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.


     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Fund, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Fund, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund
----------------------
account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax
-------
purposes. The Fund may temporarily suspend the right to redeem its shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Fund reserves the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 (the "1940 Act") pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any 90 day period for any one shareholder.

EXCHANGE PRIVILEGE
------------------

How to Exchange Shares. You may exchange some or all of your Class Y shares
----------------------
for shares of the same class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

     Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange
---------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.



Exchanges By Telephone and Mail. Exchange requests received by the Fund after
-------------------------------
4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.


SHAREHOLDER SERVICES
--------------------

     The Fund offers the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest
--------------------------
as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.



Telephone Investment Plan. You may make investments into an existing account
-------------------------
electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.


Systematic Withdrawal Plan. When an account of $10,000 or more is opened or
--------------------------
when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends
---------------------------
and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.



Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed
---------------------
dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in a fund. You should designate on the Application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.


Two Dimensional Investing. You may elect to have income and capital gains
-------------------------
distributions from any Class Y Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your Application and indicate the Evergreen fund(s) into which distributions are to be invested.



Tax Sheltered Retirement Plans. The Fund has various retirement plans
------------------------------
available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.


BANKING LAWS
------------

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB is subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               OTHER INFORMATION

-------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------



     The Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly. The Fund intends to declare and distribute all net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments. There is a possibility that shareholders may lose the tax-exempt status on accrued income on municipal bonds if shares of the Fund are redeemed before a dividend has been declared.


     Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

     The Fund intends to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that the Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

     The Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for federal income tax purposes; however, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the federal corporate alternative minimum tax.

     Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax-exempt or taxable obligations) are taxable as ordinary income and long-term capital gains distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investor's holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest federal income tax rate applicable to net long-term gains realized by individuals is 20% for most assets held more than 18 months. The rate applicable to corporations is 35%.

     Since the Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.

     The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.



     Florida does not currently impose a state income tax on individuals. Thus, individual shareholders of the Fund will not be subject to any Florida state income tax on distributions received from the Fund. However, certain distributions will be taxable to corporate shareholders which are subject to Florida corporate income tax. Florida currently imposes an intangible tax at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents. Certain types of tax exempt securities of Florida issuers, U.S. government securities and tax exempt securities issued by certain U.S. territories and possessions are exempt from this intangible tax. Shares of the Fund will also be exempt from the Florida intangible tax if the portfolio consists exclusively of securities which are exempt on the last business day of the calendar year. If the portfolio consists of any assets which are not so exempt on the last business day of the calendar year, however, only the portion of the shares of the Fund which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangible tax, and the remaining portion of such shares will be fully subject to the intangible tax, even if they partly relate to Florida tax exempt securities.


     Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Fund. These statements will set forth the amount of income exempt from federal and, if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Fund in their states and localities. The Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.


     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI.


GENERAL INFORMATION
-------------------



Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund
------------------
is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of the Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by the Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of the Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Conduct Rules of the National
----------------------
Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.



Other Classes of Shares. The Fund currently offers four classes of shares,
-----------------------
Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus and are only available to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone
(800) 343-2898 to obtain information on other classes of shares.


Performance Information. From time to time, the Fund may quote its "total
-----------------------
return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B, Class C and Class Y shares. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

     Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     The Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing the Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of the Fund's income was tax-exempt, only that portion is adjusted in the calculation.

     Performance data may be included in any advertisement or sales literature of the Fund. These advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

     In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Additional Information. This Prospectus and the SAI, which has been
----------------------
incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

INVESTMENT ADVISER
Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28228

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019


-------------------------------------------------------------------------------
PROSPECTUS                                                    November 10, 1997
-------------------------------------------------------------------------------

EVERGREEN TAX FREE FUNDS

-------------------------------------------------------------------------------
                        [LOGO EVERGREEN TAX FREE FUNDS]

EVERGREEN TAX FREE FUND

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

     The Evergreen Tax Free Fund (the "Fund") seeks the highest possible current income, exempt from federal income taxes, while preserving capital.

     This Prospectus provides information regarding the Class A, Class B and Class C shares offered by the Fund. The Fund is a diversified series of an open-end, management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information for the Fund dated November 10, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at (800) 343-2898. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this Prospectus carefully.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF ANY BANK, IS NOT ENDORSED OR GUARANTEED BY ANY BANK, AND IS NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

                               TABLE OF CONTENTS


EXPENSE INFORMATION                         3
FINANCIAL HIGHLIGHTS                        4
DESCRIPTION OF THE FUND                     4
   Investment Objective and Policies        4
   Investment Practices and Restrictions    5
ORGANIZATION AND SERVICE PROVIDERS          8
   Organization                             8
   Service Providers                        8
   Distribution Plans and Agreements        9

PURCHASE AND REDEMPTION OF SHARES          10
   How to Buy Shares                       10
   How to Redeem Shares                    13
   Exchange Privilege                      14
   Shareholder Services                    15
   Banking Laws                            16
OTHER INFORMATION                          16
   Dividends, Distributions and Taxes      16
   General Information                     17

-------------------------------------------------------------------------------

                              EXPENSE INFORMATION

-------------------------------------------------------------------------------

     The table and examples below are designed to help you understand the various expenses that you will bear, directly and indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.

                                                   CLASS A   CLASS B   CLASS C
                                                   SHARES    SHARES    SHARES
                                                   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a %
 of offering price)                                 4.75%     None      None
Maximum Sales Charge Imposed on Reinvested Divi-
 dends (as a % of offering price)                    None     None      None
Maximum Contingent Deferred Sales Charge (as a %     None(1)    5%(2)     1%(2)
 of original purchase price or redemption
 proceeds, whichever is lower)

     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending May 31, 1998. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."

                           CLASS A CLASS B CLASS C
                           ------- ------- -------
ANNUAL OPERATING EXPENSES
Management Fees             .42%     .42%    .42%
12b-1 Fees(3)               .25%    1.00%   1.00%
Other Expenses              .16%     .16%    .16%
                            ----    -----   -----
Total                       .83%    1.58%   1.58%
                            ====    =====   =====

                                   Examples
                                   --------

               ASSUMING REDEMPTION AT    ASSUMING NO
                    END OF PERIOD        REDEMPTION
               ----------------------- ---------------
               CLASS A CLASS B CLASS C CLASS B CLASS C
               ------- ------- ------- ------- -------
After 1 Year     $56     $66     $26     $16     $16
After 3 Years    $73     $80     $50     $50     $50

(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     As of the date of this Prospectus the Fund had not commenced operations. Consequently, no financial highlights are currently available.

-------------------------------------------------------------------------------

                            DESCRIPTION OF THE FUND

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------

     The Fund seeks the highest possible current income, exempt from federal income taxes, while preserving capital.

     Since the Fund considers preservation of capital as well as the level of tax exempt income, the Fund may realize less income than a fund willing to expose shareholders' capital to greater risk.

     The Fund's investment objective is nonfundamental; as a result the Fund may change its objective without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding the Fund's fundamental investment policies or other related investment policies. There can be no assurance that the Fund's investment objective will be achieved.

Principal Investments and Investment Policies. Under ordinary circumstances,
---------------------------------------------
the Fund invests substantially all and at least 80% of its assets in federally tax-exempt obligations. These obligations include municipal bonds and notes and tax-exempt commercial paper obligations that are issued by or on behalf of the states, territories and possessions of the United States ("U.S."), the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of counsel to the issuers, exempt from federal income taxes including the alternative minimum tax.

     Municipal obligations are debt obligations issued by a state or local entity to support a government's general financial needs or special projects, such as housing projects or sewer works. Municipal obligations also include certain types of industrial development bonds that the government has issued to finance privately operated facilities. The Fund will limit its investments in qualified "private activity" industrial development bonds to no more than 20% of the Fund's total assets. The Fund does not currently intend to invest in "private activity" (capital purpose) bonds.

     The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may be dependent upon an appropriation by the issuer's legislative body and may be subject to quantitative limitations on the issuer's taxing power. Limited obligation or revenue bonds are paid off only with the revenue generated by the project financed by the bond or other specified sources of revenue.

     The Fund will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard and Poor's Ratings Group ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service ("Moody's") (Aaa, Aa, A and Baa), by Fitch Investors Services, L.P. ("Fitch") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization or by the Fund's investment adviser. The Fund may invest the remaining 20% of its assets in lower rated bonds, but will not invest in bonds rated below B. If S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objective and policies.

Other Eligible Securities. The Fund also may invest in securities that pay
-------------------------
interest that is not exempt from federal income taxes, such as corporate and bank obligations, obligations issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities, commercial paper and repurchase agreements. Such securities must be rated at least BBB by S&P or Baa by Moody's or, if not rated, must be determined by the Fund's investment adviser to be of comparable quality. The Fund will not invest more than 20% of its total assets under ordinary circumstances and up to 100% of its total assets for temporary defensive purposes in such securities.

     In addition, the Fund may, but does not currently intend to, invest in foreign securities or securities denominated in foreign currencies.

     In addition to the investment policies detailed above, the Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions."

INVESTMENT PRACTICES AND RESTRICTIONS
-------------------------------------

Risk Factors. Bond prices move inversely to interest rates, i.e., as interest
------------
rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which the Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.

Below-Investment Grade Bonds. Below-investment grade bonds have low ratings,
----------------------------
and a degree of doubt surrounds the safety of investment and the ability of the issuer to continue interest payments. These bonds are also called "high risk, high yield" bonds or "junk" bonds. Junk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher-grade bonds, issuers of junk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of junk bonds to pay interest and principal is uncertain. Moreover, the junk bond market may react strongly to real or perceived unfavorable news about an issuer or the economy. If a junk bond issuer defaults, the bond will lose some or all of its value.

Municipal Obligations. The Fund's ability to achieve its objective depends
---------------------
partially on the prompt payment by issuers of the interest on and principal of the municipal bonds held by the Fund. A moratorium, default, or other non-payment of interest or principal when due on any municipal bond, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal bonds held by the Fund. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

     From time to time, proposals have been introduced before the U.S. Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal bonds, and similar proposals may be introduced in the future. The enactment of such a proposal could materially affect the availability of municipal bonds for investment by the Fund and the value of the Fund's portfolio. In the event of such legislation, the Fund would re-evaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

Downgrades. If any security invested in by the Fund loses its rating or has
----------
its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Fund may invest in repurchase agreements. A
---------------------
repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase
-----------------------------
agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund
-----------------------------------------------------------------
may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuations during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Securities Lending. To generate income and offset expenses, the Fund may lend
------------------
securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. The Fund may invest in
-----------------------------------------------------
the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its
---------
total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund does not intend to leverage.

Illiquid Securities. The Fund may invest up to 15% of its net assets in
-------------------
illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes.

Restricted Securities. The Fund may invest in restricted securities, including
---------------------
securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. The Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Fund's Board of Trustees. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Options and Futures. The Fund may engage in options and futures transactions.
-------------------
Options and futures transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, and the Fund will not use these transactions for speculation or leverage.

     The Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also purchase call options on financial futures contracts. The Fund may also write covered call options on its portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

     The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security). The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market price upon exercise.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     The Fund may also enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     The Fund may sell or purchase currency and other financial futures contracts. When a futures contract is sold by the Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the profit on its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

     The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Fund would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures
-------------------------------------------
transactions are intended to enable the Fund to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Fund's use of them can result in poorer performance (i.e., the Fund's returns may be reduced). The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Fund's investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Fund's investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Derivatives. Derivatives are financial contracts whose value is based on an
-----------
underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

     In addition to options and futures contracts, the Fund may also invest in certain other types of derivative instruments, including structured securities. The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objective and policies.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

ORGANIZATION
------------

Fund Structure. The Fund is an investment pool, which invests shareholders'
--------------
money toward a specified goal. In technical terms, the Fund is a diversified series of an open-end, management investment company, called Evergreen Municipal Trust (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is
-----------------
responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate in dividends and
------------------
distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Fund may establish additional classes or series of shares.

     The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.

SERVICE PROVIDERS
-----------------

Investment Adviser. The investment adviser to the Fund is Keystone Investment
------------------
Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is an indirect subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation. Both FUNB and First Union Corporation are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

     The Fund pays Keystone a fee, calculated on an annual basis, equal to 2.0% of gross dividend and interest income of the Fund plus 0.50% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.45% of the next $100,000,000, plus 0.40% of the next $100,000,000, plus
0.35% of the next $100,000,000, plus 0.30% of the next $100,000,000, plus
0.25% of amounts over $500,000,000, computed as of the close of business each business day and paid monthly.

Portfolio Manager.  The Portfolio Manager of the Fund is Betsy A. Hutchings, a
-----------------
Keystone Senior Vice President since 1995 and Senior Portfolio Manager since 1993. Ms. Hutchings joined Keystone in 1988 and has served as a portfolio manager of tax-free bond funds since 1990.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company
--------------------------------------------
("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union Corporation.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston,
---------
Massachusetts 02205-9827 acts as the Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of
---------------------
The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Fund.

DISTRIBUTION PLANS AND AGREEMENTS
---------------------------------

Distribution Plans. The Fund's Class A, Class B and Class C shares pay for the
------------------
expenses associated with the distribution of such shares according to distribution plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, the Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

             Class A shares  0.75% (currently limited to 0.25%)
             Class B shares  1.00%
             Class C shares  1.00%

     Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment adviser or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Fund may not pay any distribution or service fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Distribution Plans are used to compensate the Fund's distributor pursuant to the Distribution Agreements entered into by the Fund.

Distribution Agreements. The Fund has also entered into distribution
-----------------------
agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, the Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

             Class A shares  0.25%
             Class B shares  1.00%
             Class C shares  1.00%

     The Distribution Agreements provide that EDI will use the distribution fee received from the Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of the Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

     In the event the Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.

     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES
-----------------

     You may purchase shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of the Fund by mailing to the Fund, c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the Application for more information.

Class A Shares--Front-End Sales Charge Alternative. You may purchase Class A
--------------------------------------------------
shares of the Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                             Initial Sales Charge
                             --------------------

                                                       COMMISSION TO
                     AS A % OF THE                      DEALER/AGENT
                      NET AMOUNT   AS A % OF THE         AS A % OF
                       INVESTED    OFFERING PRICE      OFFERING PRICE
                     ------------- -------------- ------------------------
AMOUNT OF PURCHASE
Less than$ 50,000        4.99%         4.75%      4.25%
$  50,000--$ 99,999      4.71%         4.50%      4.25%
$ 100,000--$249,999      3.90%         3.75%      3.25%
$ 250,000--$499,999      2.56%         2.50%      2.00%
$ 500,000--$999,999      2.04%         2.00%      1.75%
$1,000,000 or more       None          None       1.00% of the amount
                                                  invested up to
                                                  $2,999,999; .50% of the
                                                  amount invested over
                                                  $2,999,999, up to
                                                  $4,999,999; and .25% of
                                                  the excess over
                                                  $4,999,999

     No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Fund.

     Class A shares may also be purchased at net asset value by a corporate or certain other qualified retirement plans or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

     In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

     When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with the Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the Application for additional information concerning these reduced sales charges.

Class B Shares--Deferred Sales Charge Alternative. You may purchase Class B
-------------------------------------------------
shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                    CDSC
         REDEMPTION TIMING                                         IMPOSED
         -----------------                                         -------
Month of purchase and the first twelve-month period following the
 month of purchase                                                  5.00%
Second twelve-month period following the month of purchase          4.00%
Third twelve-month period following the month of purchase           3.00%
Fourth twelve-month period following the month of purchase          3.00%
Fifth twelve-month period following the month of purchase           2.00%
Sixth twelve-month period following the month of purchase           1.00%
No CDSC is imposed on amounts redeemed thereafter.

     The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event the Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

     At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution and service fees paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

Class C Shares--Level-Load Alternative. Class C shares are only offered
--------------------------------------
through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares--Front-End Sales Charge Alternative" above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Certain shares with respect to which the
--------------------------------
Fund did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment, are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or
(2) the net asset value at the time of purchase of such shares.

     No CDSC is imposed on a redemption of shares of the Fund in the event of:
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

     The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or CDSC to certain Directors, Trustees, officers and employees of the Fund, Keystone, FUNB, Evergreen Asset Management Corp. ("Evergreen Asset"), EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

How the Fund Values Its Shares. The net asset value of each Class of shares of
------------------------------
the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in the Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

General. The decision as to which Class of shares is more beneficial to you
-------
depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

     In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of the Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of the Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of the Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or the Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.

Additional Purchase Information. As a condition of this offering, if a
-------------------------------
purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES
--------------------

     You may "redeem" (i.e., sell) your shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. The Fund must receive
----------------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of
----------------------------------------------
instruction or stock power form to the Fund, c/o ESC, the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate section on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Fund, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Fund, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund
----------------------
account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax
-------
purposes. The Fund may temporarily suspend the right to redeem its shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Fund reserves the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any 90 day period for any one shareholder.

EXCHANGE PRIVILEGE
------------------

How to Exchange Shares. You may exchange some or all of your shares for shares
----------------------
of the same class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

     Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

     No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange
---------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges By Telephone and Mail. Exchange requests received by the Fund after
-------------------------------
4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

SHAREHOLDER SERVICES
--------------------

     The Fund offers the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest
--------------------------
as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account
-------------------------
electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or
--------------------------
when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Investments Through Employee Benefit and Savings Plans. Certain qualified and
------------------------------------------------------
non-qualified employee benefit and savings plans may make shares of the Fund and the other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares--Front-End Sales Charge Alternative." Evergreen Asset, Keystone or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends
---------------------------
and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed
---------------------
dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in a fund. You should designate on the Application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains
-------------------------
distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your Application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Fund has various retirement plans
------------------------------
available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

BANKING LAWS
------------

      The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and FUNB are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or Keystone being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If Keystone were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               OTHER INFORMATION

-------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------

     The Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly. The Fund intends to declare and distribute all net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments. There is a possibility that shareholders may lose the tax-exempt status on accrued income on municipal bonds if shares of the Fund are redeemed before a dividend has been declared.

     Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

     Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

     The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that the Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

     The Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for federal income tax purposes; however, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the federal corporate alternative minimum tax.

     Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax-exempt or taxable obligations) are taxable as ordinary income and long-term capital gains distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investor's holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest federal income tax rate applicable to net long-term gains realized by individuals is 20% for most assets held more than 18 months. The rate applicable to corporations is 35%.

     Since the Fund's gross income is ordinarily expected to be tax-exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.

     The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. A shareholder who acquires Class A shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Fund.

     Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Fund. These statements will set forth the amount of income exempt from federal and, if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Fund in their states and localities. The Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI.

GENERAL INFORMATION
-------------------

Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund
------------------
is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of the Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by the Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of the Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Conduct Rules of the National
----------------------
Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.

Performance Information. From time to time, the Fund may quote its "total
-----------------------
return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B and Class C shares. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

     Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     The Fund may also quote tax-equivalent yields which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing the Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of the Fund's income was tax-exempt, only that portion is adjusted in the calculation.

     Performance data may be included in any advertisement or sales literature of the Fund. These advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

     In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Additional Information. This Prospectus and the SAI, which has been
----------------------
incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

INVESTMENT ADVISER
Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

                           EVERGREEN MUNICIPAL TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         EVERGREEN MUNICIPAL BOND FUNDS
                   200 BERKELEY STREET, BOSTON, MASSACHUSETTS
                                 (800) 343-2898




                    STATEMENT OF ADDITIONAL INFORMATION DATED
                NOVEMBER 10, 1997 FOR THE FOLLOWING SERIES OF THE
                    EVERGREEN MUNICIPAL TRUST (THE "TRUST"):

                    EVERGREEN CONNECTICUT MUNICIPAL BOND FUND
                      EVERGREEN FLORIDA MUNICIPAL BOND FUND
                             EVERGREEN TAX FREE FUND
                      (EACH A "FUND", TOGETHER THE "FUNDS")





         This statement of additional information ("SAI") provides additional information about all classes of shares of the Funds listed above. It is not a prospectus and you should read it in conjunction with the prospectus of the Funds dated November 10, 1997, as supplemented from time to time. You may obtain a copy of the prospectus from the Funds' principal underwriter, Evergreen Distributor, Inc.

22159
                                                             1

                                TABLE OF CONTENTS



INVESTMENT POLICIES.........................................................3
         Investment Restrictions And Guidelines.............................9

MANAGEMENT OF THE TRUST....................................................11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................13
INVESTMENT ADVISORY AND OTHER SERVICES.....................................13
         Investment Advisory Services......................................13

         Distribution Plan.................................................15

         Additional Service Providers......................................16

BROKERAGE ALLOCATION AND OTHER PRACTICES...................................17
         Selection of Brokers..............................................17

         Brokerage Commissions.............................................17

         General Brokerage Policies........................................17

ORGANIZATION...............................................................17
         Form of Organization..............................................17

         Description of Shares.............................................18

         Voting Rights.....................................................18

         Limitation of Trustees' Liability.................................18

PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED...............18
         How the Funds Offer Shares to the Public..........................18

         Sales Charge Waivers or Reductions................................20

         Exchanges.........................................................21

         How The Funds Value Shares....................................... 22

         Shareholder Services..............................................22

PRINCIPAL UNDERWRITER......................................................23
ADDITIONAL TAX INFORMATION.................................................24
         Requirements for qualification as a registered investment
         company...........................................................24
         Taxes on Dividends................................................24
         Taxes on the Sale or Exchange of Fund Shares......................26
         General...........................................................27
CALCULATION OF PERFORMANCE DATA............................................27
ADDITIONAL INFORMATION.....................................................27
         Other Information.................................................27

FINANCIAL STATEMENTS.......................................................28

APPENDIX A................................................................A-1

APPENDIX B................................................................B-1

22159

APPENDIX C................................................................C-1

22159

APPENDIX D............................................................... D-1

                               INVESTMENT POLICIES


SECURITIES AND INVESTMENT PRACTICES

         The investment objectives of the Funds and a description of the securities in which the Funds may invest are set forth in the Funds' prospectus. The following expands upon the discussion in the prospectus regarding certain investments of the Fund.

MUNICIPAL BONDS

         The Funds may invest in municipal bonds of any state, territory or possession of the United States ("U.S."), including the District of Columbia. The Funds may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Funds may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service ("Moody's") and Fitch Investor Services, L.P. ("Fitch"). Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by a Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require a Fund to sell the bond, but a Fund's investment adviser would consider such events in determining whether a Fund should continue to hold it.

         The ability of a Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict a Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and

22159
                                                             4
the value of those already owned by a Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in a Fund's investment objectives and policies or dissolution of a Fund.

U.S GOVERNMENT SECURITIES

         Each Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

              (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

              (ii)  Farmers Home Administration;

              (iii) Federal Home Loan Banks;

              (iv)  Federal Home Loan Mortgage Corporation;

              (v)   Federal National Mortgage Association; and

              (vi)  Student Loan Marketing Association.


        SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE
         ASSOCIATION ("GNMA")

        The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.



22159
                                                             5

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, a Fund will hold, in a segregated account, liquid assets worth at least the equivalent of the amount due. The segregated account will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the fund. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.


LOANS OF SECURITIES

         To generate income, each Fund may lend to broker-dealers and other financial institutions portfolio securities valued at up to 30% of a Fund's total assets. A Fund will require borrowers to provide collateral in cash or government securities at least equal to the value of the securities loaned. A Fund may invest such collateral in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. While securities are on loan, the borrower will pay a Fund any income accruing on the security.

         Each Fund may make loans only to borrowers which meet credit standards set by the Board of Trustees. Income to be earned from the loan must justify the attendant risks. If a borrower fails financially, a Fund may have difficulty recovering the securities lent or may lose its right to the collateral.

         Each Fund has the right to call a loan and obtain the securities lent upon giving notice of not more than five business days.


REPURCHASE AGREEMENTS

         The Funds may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the Adviser (as defined later) to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund's Adviser believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements,

22159                                                         6
a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.


REVERSE REPURCHASE AGREEMENTS

         As described herein, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.


OPTIONS

         The Funds may buy or sell (i.e., write) put and call options on securities it holds or intends to acquire. The Funds may also buy and sell options on financial futures contracts. The Funds will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire. The Funds may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.

         The Funds may write only covered options. With regard to a call option, this means that a Fund will own, for the life of the option, the securities subject to the call option. Each Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If a Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.


FUTURES TRANSACTIONS

         Each Fund may enter into currency and other financial futures contracts and write options on such contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. Each Fund will enter into futures on securities or currencies or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         Each Fund may sell or purchase futures contracts. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, each Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. Each Fund intends to purchase futures contracts in order to establish what is believed by the Adviser to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

22159                                             7

         Each Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by a Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires a Fund to pay a premium. In exchange for the premium, a Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, a Fund's loss will be limited to the amount of the premium and any transaction costs.

         Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the Adviser correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between a Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying a Fund's futures position and the securities or currencies held by or to be purchased for a Fund. Each Fund's Adviser will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Funds do not intend to use futures transactions for speculation or leverage. Each Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by a Fund. Each Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Funds will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, each Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.


"MARGIN" IN FUTURES TRANSACTIONS

         Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, each Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

          A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net

22159                                        8
asset value, a Fund will mark-to-market its open futures positions. The Funds are also required to deposit and maintain margin when it writes call options on futures contracts.


HIGH YIELD, HIGH RISK BONDS

         Each Fund may invest up to 20% of its assets in high yield, high risk municipal bonds, commonly known as "junk" bonds. While investment in junk bonds provides opportunities to maximize return over time, investors should be aware of the following risks:

         (1) Junk bonds are rated below investment grade, i.e., BB or lower by S&P, Ba or lower by Moody's, or BB or lower by Fitch. Bonds so rated are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Each Fund will not, however, purchase any bond rated below B by S&P, Moody's or Fitch.

         (2) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (3) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality municipal bonds.

         (4) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (5) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) a Fund's ability to sell the bond and
(c) a Fund's ability to obtain accurate market quotations for purposes of valuing its assets.



INVESTMENT RESTRICTIONS AND GUIDELINES


FUNDAMENTAL POLICIES

         The Funds have adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of each Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.


         DIVERSIFICATION

         Evergreen  Tax  Free  Fund  may  not  make  any   investment   that  is
inconsistent with its classification as a diversified investment company under the 1940 Act.

         Evergreen   Connecticut  Municipal  Bond  Fund  and  Evergreen  Florida
Muncipal Bond Fund are nondiversified.

         CONCENTRATION

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in a particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).



         ISSUING SENIOR SECURITIES

         Except as permitted under in the 1940 Act, each Fund may not issue senior securities.



         BORROWING

         Each Fund may not borrow money, except to the extent permitted by applicable law.



         UNDERWRITING

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.



         REAL ESTATE

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         COMMODITIES

         Each Fund may not purchase or sell commodities or contracts on commodities except to the extent that each Fund may engage in financial futures contacts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law, and without registering as a commodity pool operator under the Commodity Exchange Act.


         LOANS TO OTHER PERSONS

         Each Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquistion of investment securities or other investment instruments shall not be deemed to be the making of a loan.


GUIDELINES

         Unlike the Fundamental Policies above, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval.


         DIVERSIFICATION

         Under the 1940 Act, with respect to the 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         A nondiversified investment company is not subject to the limitations imposed on diversified investment companies under the 1940 Act, but it must meet other diversification requirements as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under the Code, a RIC is permitted to invest 50% of its total assets in two issuers (i.e., 25% each); the remaining 50% of its total assets must be diversified according to the 5% and 10% limits described above.


          BORROWINGS

         Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3 % of its total assets (including the amount borrowed). Each Fund may borrow up to an additional 5% of its total assets for temporary purposes. Each fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.




         CONCENTRATION

         For purposes of the investment restriction on concentration, the phrase "securities of issuers primarily engaged in any particular industry" includes industrial development bonds from the same facility or similar types of facitilies. Otherwise, each Fund may invest more than 25% of its assets in industrial development bonds. Also, governmental issuers are not considered to be members of an industry for concentration purposes.



         ILLIQUID AND RESTRICTED SECURITIES

         Each Fund may not invest more than 15% of its net assets in securities that are Illiquid. A security is Illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approxiately the value at which each Fund has the investment on its books.

         Each Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the the limit on illiquid securities indicated above. In determing the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

22159

         INVESTMENT IN OTHER INVESTMENT COMPANIES

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment compnay, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.



         SHORT SALES

         Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is a participant.



                             MANAGEMENT OF THE TRUST


         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex, other than Evergreen Variable Trust of which Messrs. Howell, Salton and Scofield are the only Trustees.

NAME AND DATE OF BIRTH               POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      former Managing Director, Seaward Management
                                                                     Corporation (investment advice).

K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus
                                                                     and Director, American Institute of Food and
                                                                     Wine; Chairman and President, Oldways Preservation
                                                                     and Exchange  Trust (education); former Chairman of
                                                                     the  Board,  Director, and Executive Vice President,
                                                                     The  London Harness Company; former Managing Partner,
                                                                     Roscommon Capital Corp.; former Chief Executive Officer,
                                                                     Gifford Gifts of Fine Foods; former Chairman, Gifford,
                                                                     Drescher  & Associates (environmental consulting); former
                                                                     Director, Keystone  Investments,  Inc.

James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; former Vice President of Lance Inc.
                                                                     (food manufacturing).


22159
                                                            11




NAME AND DATE OF BIRTH               POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Leroy Keith, Jr.                     Trustee                         Director of Phoenis Total Return Fund and Equifax,
                                                                     Inc.; Trustee of Phoenix Series Fund, Phoenix
(DOB: 2/14/39)                                                       Multi-Portfolio Fund, and The Phoenix Big Edge
                                                                     Series Fund; and former President, Morehouse
                                                                     College.

Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

*William Walt  Pettit                Trustee                         Partner in the law firm of Holcomb and Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                                                     Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; and former Managed Health Care
                                                                     Consultant; former President, Primary Physician
                                                                     Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                         Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                       agency); Executive Consultant, Drake Beam Morin,
                                                                     Inc.  (executive outplacement); Director of Connecticut
                                                                     Natural Gas Corporation, Hartford Hospital, Old State
                                                                     House Association, Middlesex Mutual Assurance Company,
                                                                     and Enhance Financial Services, Inc.; Chairman, Board of
                                                                     Trustees, Hartford Graduate Center; Trustee, Greater
                                                                     Hartford YMCA; former Director, Vice  Chairman and Chief
                                                                     Investment Officer, The Travelers Corporation; former
                                                                     Trustee, Kingswood-Oxford School; and former
                                                                     Managing Director and Consultant, Russell Miller,  Inc.

John J. Pileggi                      President and                   Senior Managing Director, Furman Selz LLC since
                                     Treasurer                       1992; Managing Director from 1984 to 1992;
                                                                     Consultant  to BISYS Fund Services since 1996;
                                                                     230 Park Avenue, Suite 910, New York, NY.


22159
                                                            12




NAME AND DATE OF BIRTH               POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
George O. Martinez                   Secretary                       Senior Vice President and Director of
                                                                     Administration and Regulatory Services, BISYS
                                                                     Fund Services; Vice President/Assistant General
                                                                     Counsel, Alliance Capital Management from 1988
                                                                     to 1995; 3435 Stelzer Road, Columbus, Ohio.


         *This Trustee may be considered an interested trustee within the meaning of the 1940 Act.

         The officers of the Trust are all officers and/or employees of BISYS Fund Services ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS. For more information on BISYS, see "Sub-Administrator" below.

          Listed below is the estimated Trustee compensation for calendar year 1998.

                               COMPENSATION TABLE

Name Of Person,   Aggregate    Pension Or        Estimated Annual      Total
Postion         Compensation   Retirement          Benefits Upon   Compensation
               From Registant  Benefits Accrued    Retirement    From Registrant
                               As Part Of Fund                       And Fund
                                  Expenses                       Complex Paid To
                                                                     Directors

Laurence B. Ashkin    $2,500            $0             $0             $75,000
Charles A.Austin      $2,500            $0             $0             $75,000
K. Dun Gifford        $2,250            $0             $0             $70,000
James S. Howell       $3,000            $0             $0             $95,000
Leroy Keith Jr.       $2,250            $0             $0             $70,000
Gerald M. McDonnell   $2,500            $0             $0             $75,000
Thomas L. McVerry     $2,750            $0             $0             $86,000
William Walt Petit    $2,250            $0             $0             $70,000
David M. Richardson   $2,500            $0             $0             $75,000
Russell A. Salton,III $2,250            $0             $0             $70,000
Michael S. Scofield   $2,250            $0             $0             $70,000
Richard J. Shima      $2,250            $0             $0             $70,000


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding Class A, Class B, Class C or Class Y shares of any Fund. As of the same date, no person, to any Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares.


                     INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORY SERVICES


         INVESTMENT ADVISERS

         The investment adviser to each Fund (the "Adviser") is a subsidiary of First Union Corporation. First Union Corporation is a bank holding company headquartered 301 South College Street, Charlotte, North Carolina 28288. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         The Adviser to EVERGREEN CONNECTICUT MUNICIPAL BOND FUND and EVERGREEN FLORIDA MUNICIPAL BOND FUND is the Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288. As compensation therefor, it is entitled to receive an annual fee equal to 0.50 of 1% of each Fund's average daily net assets up to $500 milion, 0.45 of 1% of the next $500 million of assets, 0.40 of 1% of assets in excess of $1 billion but not exceeding $1.5 billion, and 0.35 of 1% of assets in excess of $1.5 billion.

22159

         The  Adviser  to  EVERGREEN  TAX  FREE  FUND  is  Keystone   Investment
Management Company, 200 Berkeley Street, Boston, Massachusetts 02116. Each Fund pays Keystone a fee for its services at the annual rate set forth below:

                                                                Aggregate
                                                          Net Asset Value
                                                            Of the Shares
Management Fee                                                Of the Fund
----------------------  -------------------------------------------------
0.55% of the first                                     $ 50,000,000, plus
0.50% of the next                                      $ 50,000,000, plus
0.45% of the next                                      $100,000,000, plus
0.40% of the next                                      $100,000,000, plus
0.35% of the next                                      $100,000,000, plus
0.30% of the next                                      $100,000,000, plus
0.25% of amounts over                                  $500,000,000.


The Adviser's fee is computed as of the close of business each business day and payable monthly.

INVESTMENT ADVISORY CONTRACTS

         On behalf of each if its Funds, the Trust has entered into an investment advisory agreement with each Adviser (the "Advisory Agreements") . Under the Advisory Agreements, and subject to the supervision of the Trust's Board of Trustees, each Adviser furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes;
(7) costs and expenses under the Distribution Plan (as applicable) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates;
(10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the Securities and Exchange Commission and other authorities; and all extraordinary charges and expenses of such Fund.

         Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of a Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.


GENERAL

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment adviser. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment adviser. The Funds may engage in such transaction if they are equitable to each participant and consistent with each participant's investment objective.

22159

DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, NY 10019.

DISTRIBUTION PLANS AND AGREEMENTS

         Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following the month of purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

         Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that Class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called

22159                                                            16
for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.



ADDITIONAL SERVICE PROVIDERS



ADMINISTRATOR

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receiive a fee based on the aggregate average daily net assets of the Fund based on the total assets of all mutual funds advised by First Union subsidiaries. The fee paid to EIS is calculated in accordance with the following schedule: 0.50% on the first $7 billion; 0.035% on the next $3 billion; 0.030% on the next $5 billion; 0.020% on the next $10 billion; 0.015% on the next $5 bilion and 0.010% on assets in excess of $30 billion.



SUB-ADMINISTRATOR

         BISYS provides such personnel and certain administrative services to the Funds pursuant to a sub- administrator agreement. For its services under that agreement, BISYS receives a fee from EIS based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds for which First Union National Bank ("FUNB") affiliates serve as investment adviser and BISYS serves as sub-administrator. The sub-administrator fee is calculated in accordance with the following schedule: 0.0100% on the first $7 billion; 0.0075% on the next $3 billion; 0.0050% on the next $15 billion; 0.0040% on assets in excess of $25 billion. BISYS is an affiliate of the Distributor.



TRANSFER AGENT

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.



INDEPENDENT AUDITORS

         KPMG Peat Marwick LLP audits each Fund's financial statement. The auditor's address is 99 High Street, Boston, Massachusetts 02110.



CUSTODIAN

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

22159

LEGAL COUNSEL

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.



                    BROKERAGE ALLOCATION AND OTHER PRACTICES


SELECTION OF BROKERS

         In effecting transactions in portfolio securities for each Fund, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided each Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.

BROKERAGE COMMISSIONS

         Each Fund expects to buy and sell its fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIES

         The Adviser makes investment decisions for each Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of a Fund's securities, each Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

         The Board of Trustees periodically reviews each Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.



                                  ORGANIZATION


FORM OF ORGANIZATION

         Each Fund is a series of an open-end management investment company, known as "EVERGREEN MUNICIPAL TRUST" (the "Trust"). The Trust was formed as a Delaware business trust on September 17, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

22159

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.


VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. However, the Trust intends to hold meetings at least annually. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.



LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.



                   PURCHASE, REDEMPTION AND PRICING OF SHARES


HOW THE FUNDS OFFER SHARES TO THE PUBLIC

         You may buy shares of a Fund through the Funds' distributor, broker-dealers that have entered into special agreements with the Funds' distributor or certain other financial institutions. Each Fund offers four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.



PURCHASE ALTERNATIVES



         CLASS A SHARES

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases.) If you purchase Class A shares in the amount

22159
of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Calculation of Contingent Deferred Sales Charge" below.



         CLASS B SHARES

         The Funds offer Class B shares at net asset value (without a front-end load). With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 72 months after the month of your purchase. The Funds will charge CDSCs at the following rate:

         REDEMPTION TIMING                                      CDSC RATE
         Month of purchase and the first twelve-month
              period following the month of purchase................5.00%
         Second twelve-month
              period following the month of purchase................4.00%
         Third twelve-month
              period following the month of purchase................3.00%
         Fourth twelve-month
              period following the month of purchase................3.00%
         Fifth twelve-month
              period following the month of purchase................2.00%
         Sixth twelve-month
              period following the month of purchase................1.00%
         Thereafter.................................................0.00%


Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.


         CLASS C SHARES

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Underwriter. The Funds offer Class C shares at net asset value (without an initial sales charge). With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.



         CLASS Y SHARES

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of the Capital Management Group of First Union National Bank ("FUNB"), Evergreen Asset, Keystone Investment Management Company, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.



CONTINGENT DEFERRED SALES CHARGE

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution

22159
                                                            19

Plan"). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Principal Underwriter or its predecessor.


SALES CHARGE WAIVERS OR REDUCTIONS



REDUCING CLASS A FRONT-END LOADS

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.



         COMBINED PURCHASES

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).



         RIGHTS OF ACCUMULATION

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.



         LETTER OF INTENT

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.



SHARES THAT ARE NOT SUBJECT TO A SALES CHARGE OR CDSC



         WAIVER OF SALES CHARGES

         The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchases of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                           22159

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisers;

         4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, Evergreen Distributor, Inc., any broker-dealer with whom Evergreen Distributor, Inc., has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.


         WAIVER OF CDSCS

         The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawals under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawals made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

22159                                                           21

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).


EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.



HOW THE FUNDS VALUE SHARES


HOW AND WHEN A FUND CALCULATES ITS NET ASSET VALUE PER SHARE ("NAV")

         Each Fund computes its NAV once daily on Monday through Friday, as described in the Prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.


HOW A FUND VALUES THE SECURITIES IT OWNS

         Current values for a Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (6) Securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                           22159
                                                            22

SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive their dividends and capital grains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates their address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.



                              PRINCIPAL UNDERWRITER


         The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ( "Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.



                           22159
                                                           23

                           ADDITIONAL TAX INFORMATION


REQUIREMENTS FOR QUALIFICATION AS A REGISTERED INVESTMENT COMPANY

         Each Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (ii) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months (this requirement is repealed for Fund fiscal years beginning after August 5, 1997); and (iii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.



TAXES ON DIVIDENDS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any). Since none of a Fund's income will consist of corporate dividends, no distributions will qualify for the 70% corporate dividends received deduction.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by a Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder must pay taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

         Each Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.


22238
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


         Any shareholder of a Fund who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax adviser concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, a Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Under particularly unusual circumstances, such as when a Fund is in a prolonged defensive investment position, it is possible that no portion of a Fund's distributions of income to its shareholders for a fiscal year would be exempt from federal income tax. The Funds do not presently anticipate, however, that such unusual circumstances will occur.

         Each Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. Each Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.



TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than eighteen months is generally subject to a maximum federal income tax rate of 20% for an individual. The maximum capital gains tax rate for capital assets held by an individual for more than twelve months but not more than eighteen months is generally 28%. Also, a shareholder must treat as long-term capital gains or losses any capital gains or losses on Fund shares held for more than one year. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a

22238
long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.


GENERAL

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.



                         CALCULATION OF PERFORMANCE DATA


         Total return quotations for a class of shares of the Funds as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

         Any given yield or total return quotation should not be considered representative of a Fund's yield or total return for any future period.



                             ADDITIONAL INFORMATION


OTHER INFORMATION

         Except as otherwise stated in its prospectus or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectus, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectus and SAI omit certain information contained in the Trust's registration statement. The Funds have filed this SAI with the Securities and Exchange Commission and you may get a copy of the SAI by writing to the Securities and Exchange Commission's principal office in Washington, D.C. To get a copy of the SAI from the Securities and Exchange Commission, you will have to pay the fee prescribed by their rules and regulations.

                              FINANCIAL STATEMENTS


         Attached are the audited statement of assets and liabilities and the reports thereon of KPMG Peat Marwick LLP for the Funds will be filed by amendment.

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




                                   APPENDIX A


                       EVERGREEN CONNECTICUT TAX FREE FUND


         As described in the prospectus, the Fund will generally invest in Connecticut municipal obligations. The performance of the Fund is therefore susceptible to political, economical and regulatory factors affecting the State of Connecticut and governmental bodies within the State of Connecticut. The information summarized below briefly describes some of the more significant factors that could affect the performance of the Fund or the ability of the obligors to pay debt service on certain of the securities. Such information is derived from sources that are generally available to investors and is believed to be accurate. It is based on information from official statements of issuers located in the State of Connecticut as well as other publicly available documents. The Fund has not independently verified any of the information contained in such statements and documents.



STATE ECONOMY

         GENERAL. Connecticut, the southernmost of the New England States, is located on the northeast coast and is bordered by Long Island Sound, New York, Massachusetts and Rhode Island. Connecticut is situated directly between the financial centers of Boston and New York and is a highly developed and urbanized state. One-third of the total population of the United States and approximately 60% of the Canadian population live within 500 miles of the State. The State's population grew at a rate which exceeded the United States' rate of population growth during the period 1940 to 1970, slowed substantially during the 1970s and 1980s, and declined in the years 1992, 1993 and 1994.

         Connecticut's economic performance is measured by personal income which has been and is expected to remain among the highest in the nation; gross state product (the current market value of all final goods and services produced by labor and property located within the State) which demonstrated stronger output growth than the nation in general during the 1980s and a decline in the 1990s; and employment which has declined overall since the mid-1980s as manufacturing employment has declined and non-manufacturing employment has risen.

         DEFENSE INDUSTRY. One important component of the manufacturing sector in Connecticut is defense related business. Approximately one-quarter of manufacturing establishments and total manufacturing employees in Connecticut are involved in defense related businesses. Due to the scaling back of the national defense budget in the past decade, spending on defense procurement as well as outlays for personnel, research and development and construction has been dramatically reduced. In fiscal year 1995, Connecticut received $2,718 million of prime contact awards. This accounted for 3.0% of national total awards and ranked twelfth in total defense dollars awarded and fifth in per capita dollars awarded among the 50 states. As measured by defense contract awards as a percent of Gross State Product (GSP), awards to Connecticut based firms has fallen to 2.5% of GSP in fiscal year 1995, down from over 12% of GSP as recently as fiscal year 1982.

         Similar to other states with a dependence on the defense budget, these cuts not only negatively affect Connecticut's defense employment but also other sectors that provide "support" activities to defense related businesses. These budget cuts ultimately impact other industries in the manufacturing sector and further extend to the nonmanufacturing sector such as grocery stores, gas stations, and real estate, etc.

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

STATE BUDGETARY PROCESS

         BALANCED BUDGET REQUIREMENT. In November 1992, State electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides for a cap on budget expenditures. The General Assembly is precluded from authorizing an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures authorized for the previous fiscal year by a percentage which exceeds the greater of the percentage increase in personal income or the percentage increase in inflation, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed such limit for the purposes of such emergency or extraordinary circumstances. The limitation on general budget expenditures does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There is no statutory or constitutional prohibition against bonding for general budget expenditures.

         BIENNIUM BUDGET. The State's fiscal year begins on July 1 and ends June
30. The Connecticut General Statutes require that the budgetary process be on a biennium basis. The Governor is required to transmit a budget document in February of each odd-numbered year setting forth the financial program for the ensuing biennium with a separate budget for each of the two fiscal years and a report which sets forth estimated revenues and expenditures for the three fiscal years after the biennium to which the budget document relates. In each even-numbered year, the Governor must prepare a report on the status of the budget enacted in the previous year with any recommendations for adjustments and revisions, and a report, with revisions, if any, which sets forth estimated revenues and expenditures for the three fiscal years after the biennium in progress.

         LINE ITEM VETO. Under the State Constitution, the Governor has the power to veto any line of any itemized appropriations bill while at the same time approving the remainder of the bill. A statement identifying the items so disapproved and explaining the reasons therefor must be transmitted with the bill to the Secretary of the State and, when in session, the General Assembly. The General Assembly may separately reconsider and re-pass such disapproved appropriation items by a two-thirds vote of each house.

State General Fund

         The State finances most of its operations through the General Fund. However, certain State functions are financed through other State funds.

         1995-96 OPERATIONS. The Comptroller's August 30, 1996 annual report indicated a 1995-96 General Fund surplus of $250.0 million. This surplus was primarily the result of higher than anticipated revenue collections of $274.1 million above original budget projections. The most significant contributor to this increase was the personal income tax for which estimates were revised upward by $182.4 million. The improved revenue results are offset somewhat by Medicaid expenditures higher than appropriations, the cost of a negotiated settlement in a lawsuit and additional expenditures required in the Department of Children and Families to comply with a 1991 consent decree.

         1996-97 OPERATIONS. The adopted budget for fiscal 1996-97 anticipated General Fund revenues of $9,049.7 million and General Fund expenditures of $9,049.4 million resulting in a projected surplus of $0.3 million.

         The Comptroller's monthly report for the period ending June 30, 1997, indicated a projected General Fund surplus of $255.3 million. This surplus is primarily the result of revenue collections which exceeded the original estimates adopted by the General Assembly by $516.8 million. Higher than expected personal income tax collections combined with much lower than expected refunds of taxes were responsible for $346.5 million of the revenue increase. Expenditures for the fiscal year were also revised upward by $249.1 million, of which $137.1 million were additional requirements of the current year with the remainder used primarily to prepay certain other expenditures. For example, an early retirement incentive package, offered as part of the upcoming biennial budget, is anticipated to result in an increase in expenditures of $51.5 million for payments to employees for accrued sick and vacation time. In addition,

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

the appropriation for debt service was increased by $44 million and will be utilized for debt service payments during the upcoming biennium. Medicaid expenditures were also increased by $30.2 million by paying the June capitation payment in fiscal year 1996-97 as opposed to fiscal year 1997-98.

         No assurance can be given that the final year-end report of the Comptroller will not indicate changes in the anticipated General Fund result. Per legislative action, $166.7 million of the fiscal 1996-97 surplus will be reserved for the final two payments of the state's Economic Recovery Notes. The remaining unappropriated surplus will be deposited into the Budget Reserve Fund pursuant to the Connecticut General Statutes, which contains a balance of $241 million prior to any transfer for fiscal year 1996-97.



         ADOPTED BUDGET 1997-98 AND 1998-99. The Governor submitted his proposed budget document to the legislature on February 13, 1997. Special Act 97-21, adopted by the legislature on June 3, 1997 and signed by the Governor on June 6, 1997, as amended, made General Fund appropriations and set forth estimated revenues for each of the 1997-98 and 1998-99 fiscal years, and constitutes the adopted budget.

         The adopted budget for fiscal 1997-98 anticipates General Fund revenues of $9,342.4 million and General Fund expenditures of $9,342.2 million. For fiscal 1998-99, the adopted budget anticipates General Fund revenues of $9,496.0 million and General Fund expenditures of $9,495.9 million. The adopted budget is within the expenditure limits proscribed by the Constitution of the State of Connecticut, $213.1 million below the cap in fiscal 1997-98 and $325.1 million below the cap in fiscal 1998-99.


STATE DEBT

         CONSTITUTIONAL PROVISIONS. The State has no constitutional limit on its power to issue obligations or incur debt other than it may borrow only for public purposes. There are no reported court decisions relating to State bonded debt other than two cases validating the legislative determination of the public purpose for improving employment opportunities and related activities. The State Constitution has never required a public referendum on the question of incurring debt. Therefore, the authorization and issuance of State debt, including the purpose, amount and nature thereof, the method and manner of the incidence of such debt, the maturity and terms of repayment thereof, and other related matters are statutory.

         TYPES OF STATE DEBT. Pursuant to various public and special acts the State has authorized a variety of types of debt. These types fall generally into the following categories: direct general obligation debt, which is payable from the State's General Fund; special tax obligation debt, which is payable from specified taxes and other funds which are maintained outside the State's General Fund; and special obligation and revenue debt, which is payable from specified revenues or other funds which are maintained outside the State's General Fund. In addition, the State has a number of programs under which the State is contingently liable on the debt of certain State quasi-public agencies and political subdivisions.

         STATUTORY AUTHORIZATION AND SECURITY PROVISIONS FOR STATE GENERAL OBLIGATION DEBT. In general the State issues general obligation bonds pursuant to specific statutory bond acts and Section 3-20 of the Connecticut General Statues, the State general obligation bond procedure act. That act provides that such bonds shall be general obligations of the State and that the full faith and credit of the State of Connecticut are pledged for the payment of the principal of an interest on such bonds as the same become due. Such act further provides that, as a part of the contract of the State with the owners of such bonds, appropriation of all amounts necessary for the punctual payment of such principal and interest is made, and the Treasurer shall pay such principal and interest as the same become due. As of August 1, 1997, there was legislatively authorized general obligation bond indebtedness in the aggregate amount of $11,104,515,000, of which $9,625,344,000 had been approved for issuance and $8,649,420,000 had been issued. As of August 1, 1997, $6,297,760,000 was outstanding.

         There are no State Constitutional provisions precluding the exercise of State power by statute to impose any taxes, including taxes on taxable property in the State or on income, in order to pay debt service on bonded debt now or thereafter incurred. The constitutional limit on increases in general fund expenditures for any fiscal year does not include expenditures for the payment of bonds, notes or other

22238                                       A-3
evidences of indebtedness. There are also no constitutional or statutory provisions requiring or precluding the enactment of liens on or pledges of State general fund revenues or taxes, or the establishment of priorities for payment of debt service on the State's general obligation bonds. There are no express statutory provisions establishing any priorities in favor of general obligation bondholders over other valid claims against the State.

         STATUTORY DEBT LIMIT. Section 3-21 of the Connecticut General Statutes provides that no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly except to the extent such authorization shall cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. However, in computing the aggregate amount of indebtedness at any time, there shall be excluded or deducted revenue anticipation notes having a maturity of one year or less, refunded indebtedness, bond anticipation notes, borrowings payable solely from the revenues of a particular project, the balances of debt retirement funds associated with indebtedness subject to the debt limit as certified by the Treasurer, the amount of federal grants certified by the Secretary of the Office of Policy and Management as receivable to meet the principal of certain indebtedness, all authorized and issued indebtedness to fund any budget deficits of the State for any fiscal year ending on or before June 30, 1991, and all authorized debt to fund the Connecticut Development Authority's tax increment bond program under
Section 32-285 of the Connecticut General Statutes. For purpose of the debt limit statute, all bonds and notes issued or guaranteed by the State and payable from General Fund tax receipts are counted against the limit, except for the exclusions or deductions described above.

         In accordance with Section 2-27b of the Connecticut General Statutes, the Treasurer shall compute the aggregate amount of indebtedness as of January 1 and July 1 of each year and shall certify the results of such computation to the Governor and the General Assembly. If the aggregate amount of indebtedness reaches 90% of the statutory debt limit, the Governor shall review each bond act for which no bonds, notes or other evidences of indebtedness have been issued, and recommend to the General Assembly priorities for repealing authorizations for remaining projects.

         OBLIGATIONS OF OTHER STATE ISSUERS. The State conducts certain of its operations through State funds other than the General Fund and pursuant to legislation may issue debt secured by special taxes or revenues pledged to such funds. In addition, there are a number of state agencies and instrumentalities of the State that issue conduit revenue obligations payable from payments by private borrowers. These entities are subject to various economic risks uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.



LITIGATION

         The State, its officers and employees are defendants in numerous lawsuits. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable. In the cases described below the fiscal impact of an adverse decision might be significant but is not determinable at this time. The cases described in this section generally do not include any individual case where the fiscal impact of an adverse judgment is expected to be less than $15 million, but adverse judgments in a number of such cases could, in the aggregate and in certain circumstances, have a significant impact.

         Connecticut Criminal Defense Lawyers Association v. Forst is an action brought in 1989 in Federal Court alleging a pervasive campaign by the State and various State Police officials of illegal electronic surveillance, wiretapping and bugging for a number of years at Connecticut State Police facilities. The plaintiffs seek compensatory damages, punitive damages, as well as other damages and costs and attorneys fees, as well as temporary and permanent injunctive relief. In November 1991, the court issued

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                                       A-4
an order which will allow the plaintiffs to represent a class of all persons who participated in wire or oral communications to, from, or within State Police facilities between January 1, 1974 and November 9, 1989 and whose communications were intercepted, recorded and/or used by the defendants in violation of the law. This class includes a sub-class of the Connecticut State Police Union, current and former Connecticut State Police officers who are not defendants in this or any consolidated case, and other persons acting on behalf of the State Police who participated in oral or wire communications to, from or within State Police facilities between such dates.

         Sheff v. O'Neill is a Superior Court action brought in 1989 on behalf of black and Hispanic school children in the Hartford school district. The plaintiffs sought a declaratory judgment that the public schools in the greater Hartford metropolitan area are segregated de facto by race and ethnicity and are inherently unequal to their detriment. They also sought injunctive relief against state officials to provide them with an "integrated education." On April 12, 1995, the Superior Court entered judgment for the State. On July 9, 1996, the State Supreme Court reversed the Superior Court judgment and remanded the case with direction to render a declaratory judgment in favor of the plaintiffs. The Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Supreme Court also directed the Superior Court to retain jurisdiction of this matter. In response to the Supreme Court decision, the 1997 General Assembly enacted P.A. 97-290, an Act Enhancing Educational Choices and Opportunities.

         The Connecticut Traumatic Brain Injury Association, Inc. v. Hogan is a Federal District Court civil rights action brought in 1990 on behalf of all persons with retardation or traumatic brain injury who have been, or may be, placed in Norwich, Fairfield Hills or Connecticut Valley Hospitals. The plaintiffs claim that the treatment and training they need is unavailable in state hospitals for the mentally ill and that placement in those hospitals violates their constitutional rights. The plaintiffs seek relief which would require that the plaintiff class members be transferred to community residential settings with appropriate support services. This case has been settled as to all persons with mental retardation by their eventual discharge from Norwich and Fairfield Hills Hospital. The case is still proceeding as to those persons with traumatic brain injury.

         Several suits have been filed since 1977 in the Federal District Court and the Connecticut Superior Court on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership to land in issue. Some of these suits have been settled or dismissed. The plaintiff group in the remaining suits is the alleged Golden Hill Paugussett Tribe and the lands involved are generally located in Bridgeport, Trumbull, Orange, Shelton and Seymour.



LOCAL GOVERNMENT DEBT

         GENERAL. Numerous governmental units, cities, school districts and special taxing districts, issue general obligation bonds backed by their taxing power. Under Connecticut statutes, such entities have the power to levy ad valorem taxes on all taxable property without limit as to rate or amount, except as to certain classified property such as certified forest land taxable at a limited rate and dwelling houses of qualified elderly persons of low income or qualified disabled persons taxable at limited amounts. Under existing statutes, the State is obligated to pay to such entities the amount of tax revenue which it would have received except for the limitation on its power to tax such dwelling houses.

         Payment of principal and interest on such general obligations is not limited to property tax revenues or any other revenue source, but certain revenues may be restricted as to use and therefore may not be available to pay debt service on such general obligations.

         Local government units may also issue revenue obligations, which are supported by the revenues generated from particular projects or enterprises.

         DEBT LIMIT. Pursuant to the Connecticut General Statutes, local governmental units are prohibited from incurring indebtedness in any of the following categories if such indebtedness would cause the aggregate indebtedness in that category to exceed, excluding sinking fund contributions, the multiple for

22238
such category times the aggregate annual tax receipts of such local governmental unit for the most recent fiscal year ending prior to the date of issue:



                                    DEBT CATEGORY                      MULTIPLE



         (i)      all debt other than urban renewal projects,

                  water pollution control projects and school

                  building projects....................................  2 1/4



         (ii)     urban renewal projects...............................  3 1/4



         (iii)    water pollution control projects....................   3 3/4



         (iv)     school building projects.............................  4 1/2



         (v)      total debt, including (i), (ii), (iii) and (iv)

                  above................................................  7

22238
                                       A-6

                                   APPENDIX B


                      EVERGREEN FLORIDA MUNICIPAL BOND FUND


         As described in the Evergreen Florida Municipal Bond Fund ("Fund") prospectus, the Fund will invest at least 65% of its total assets in Florida Municipal bonds issued by the State of Florida, or a subdivision thereof, to support general financial needs or special projects. These bonds may be general obligation bonds, revenue bonds or industrial development bonds. Therefore, the performance of the fund is susceptible to various statutory, political and economic factors unique to the State of Florida. The information summarized below describes some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. Such information is derived from various public sources all of which are available to investors generally and which the Fund believes to be accurate.



STATE ECONOMY


         GENERAL. Florida is the nation's fourth most populous state with an estimated population of 14,400,000 as of April 1, 1996. Only California, New York and Texas have populations larger than Florida. The State's population grew from 6,800,000 in 1970 to 12,900,000 in 1990 and to an estimated 14,400,000 in
1996. This represents an 11.4% growth since the 1990 Census. Florida's population is primarily an urban population with approximately 85% of its population located in urbanized areas. The University of Florida, Bureau of Economic and Business Research projects Florida's population will exceed 17,800,000 by April 1, 2010.



         ECONOMIC CONDITION AND OUTLOOK. The current Florida Economic Consensus Estimating Conference (February 28, 1997) forecast shows that the Florida economy is expected to grow at a moderate pace along with the nation, but will continue to outperform the U.S. as a whole as a result of relatively rapid population growth. Total non-farm employment is expected to increase 2.8% for fiscal year ("FY") 1997-98 fiscal year which began July 1, 1997. By the end of 1997-98, non-farm employment is expected to reach an average of 6.5 million. Trade and service employment, the two largest sectors, account for more than half of total non-farm employment. Florida's unemployment rate is forecasted at 5.1% for 1997, then to rise to 5.2% in 1998 and 5.3% in 1999. Payrolls are projected to increase 3.2% for 1997-98, 2.7% for 1998-99 and 2.5% for 1999-
2000.

         Tourism is an important element of Florida's economy and the number of out-of-state visitors grew 5.2% during 1996, surpassing the 43 million visitor count for the first time. 1997 estimates project an increase of 1.7% or 720,000 visitors over 1996's record level.

FLORIDA'S BUDGET PROCESS


         BALANCED BUDGET REQUIREMENT. Florida's constitution requires an annual balanced budget. In addition, the constitution requires a Budget Stabilization Fund equal to 4% of the last fully completed fiscal year's net revenue collections for the General Revenue Fund for FY 1997-1998 and 5% for FY 1998-1999 and thereafter.


         STATE REVENUE LIMITATIONS. On November 8, 1994, the citizens of Florida enacted a Constitutional Amendment on state revenue. This amendment provides that the rate of growth in state revenues is limited to no more than the growth rate in Florida personal income. Revenue growth in excess of the limitation is to be deposited into the Budget Stabilization Fund unless two-thirds of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the previous year.


         State revenues are defined as taxes, licenses, fees, and charges for services. Based on current estimates by the Revenue Estimating Conference, the maximum amount of state revenue permitted in FY 1997- 98 is calculated at $22,619.9 million. The Revenue Estimating Conferences's projection of state revenues subject to the limitation for FY 1997-98 is $21,848.2 million, leaving excess capacity available under the limit of $771.7 million.


         BUDGET STABILIZATION FUND. The Budget Stabilization Fund was established in FY 1994-95 with an amount equal to 1 percent of the prior fiscal year's net revenue collections. This fund is scheduled to receive a higher percentage from the General Revenue Fund every fiscal year with a minimum of 5 percent by FY 1998-99. In the Governor's Recommended Budget, the Budget Stabilization Fund is required to be funded at 4 percent, or $586 million.


         BUDGET PROCESS. Chapter 216, Florida Statutes ("FS"), promulgates the process used to develop the budget for the State of Florida. By September 1 of each year, the head of each State agency and the Chief Justice of the Supreme Court for the Judicial Branch submit a final annual legislative budget request to the Governor and Legislature. Then, at least 45 days before the scheduled annual legislative session in each year, the Governor, as Chief Budget Officer, submits his recommended budget to each legislator.

         The Governor also provides estimates of revenues sufficient to fund the recommended appropriations. Estimates for the General Revenue Fund, Budget Stabilization Fund and Working Capital Fund are made by the Revenue Estimating Conference. This group includes members of the executive and legislative branches with forecasting experience who develop official information regarding anticipated State and local government revenues as needed for the State budgeting process. In addition to the Revenue Estimating Conference, other consensus estimating conferences cover national and state economics, national and state demographics, the state public education system, criminal justice system, social services system, transportation planning and budgeting, the child welfare system, the juvenile justice system and the career education planning process.

         The Governor's recommended budget forms the basis of the appropriations bill. As amended and approved by the Legislature (subject to the line-item veto power of the Governor and override authority of the Legislature), this bill becomes the General Appropriations Act.

         The Governor and the Comptroller are responsible for detecting conditions which could lead to a deficit in any agency's funds and reporting that fact to the Administration Commission and the Chief Justice of the Supreme Court. The Constitution of the State, Article VII, Section 1(d), states, "Provision shall be made by law for raising sufficient revenue to defray the expenses of the State for each fiscal year."

         The Legislature is responsible for annually providing direction in the General Appropriations Act regarding the use of the Working Capital Fund to offset General Revenue Fund deficits. Absent any specific direction to the contrary, the Governor and the Chief Justice of the Supreme Court shall comply with guidelines provided in Section 216.221(5), FS, for reductions in the approved operating budgets of the executive branch and the judicial branch.

         The State of Florida is progressing toward full implementation of a performance-based budgeting system. Chapter 216., FS, designates when each department will be phased into this new budgeting method. Some agencies are already subject to the performance-based budgeting standards and all agencies will be under this new system by the fiscal year ended June 30, 2002. With performance-based budgeting, a department receives a lump-sum appropriation from the Legislature for each designated program at the beginning of the year. The Governor for State agencies or the Chief Justice for the judicial branch is responsible for allocating the amounts among the traditional appropriation categories so that specified performance standards can be met. At any time during the year, the agency head or Chief Justice may transfer appropriations between categories within the performance-based program with no limit on the amount of the transfer in order for the designated program to accomplish its objectives. However, no transfer from any other budget entity may be made into the performance-based program, nor may any funds be transferred from the performance-based program to another budget entity, except pursuant to Section 216.77, FS


         LINE ITEM VETO. Florida's Constitution grants the Governor the power to veto any specific appropriation in a general appropriation bill, but the Governor may not veto any qualification or restriction without also vetoing the appropriation to which it relates. A statement identifying the items vetoed and containing his or her objections thereto must be delivered to the appropriate house in which the bill originated, if in session, otherwise to the Secretary of State. The legislature may reconsider and reinstate the vetoed specific appropriation items by a two-thirds vote of each house.


         REVENUES. The State accounts for its receipts using fund accounting. It has established the General Revenue Fund, the working Capital Fund and various other trust funds, which are maintained for the receipt of monies which under law or trust agreements must be maintained separately. The General Revenue Fund consists of all monies received by the State from every source whatsoever which are not allocable to the other funds. Major sources of tax revenues for the General Revenue Fund are the sales and use tax, the corporate income tax, and the intangible personal property tax, which are projected for FY 1997-98 to amount to 71%,

8% and 4%, respectively, of the total receipts of that fund. The Florida Constitution and its statutes mandate that the State budget as a whole and each separate fund within the State budget be kept in balance from currently available revenues for each fiscal year.


         SALES AND USE TAX. The greatest single source of tax receipts in Florida is the sales and use tax, which is projected to amount to $11.0 billion for fiscal year 1997-98. The sales tax rate is 6% of the sales price of tangible personal property sold at retail in the state. The use tax rate is 6% of the cash price of fair market value of tangible personal property when it is not sold but is used, or stored for use, in the State. In other words, the use tax applies to the use of tangible personal property in Florida, which was purchased in another state but would have been subject to the sales tax if purchased in Florida. Approximately 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by such counties and municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 1% sales surtax within their county. Proceeds from this local option sales surtax can be earmarked for funding county wide bus and rapid transit systems local infrastructure construction and maintenance, medical care for indigents and capital projects for county school districts as set forth in Section 212.055(2), of the Florida Statutes.

         The two taxes, sales and use, stand as complements to each other, and taken together provide a uniform tax upon either the sale at retail or the use of all tangible personal property irrespective of where it may have been purchased. The sales tax also includes a levy on the following: (1) rentals on tangible personal property and accommodations in hotels, motels, some apartments, offices, real estate, parking and storage places in parking lots, garages and marinas for motor vehicles or boats; (ii) admissions to places of amusements, most sports and recreation events; (iii) utilities, except those used in homes; and (iv) restaurant meals and expendables used in radio and television broadcasting. Exemptions include: groceries; medicines; hospital rooms and meals; seeds, feeds, fertilizers and farm crop protection materials; purchases by religious, charitable and educational nonprofit institutions; professional services, insurance and certain personal service transaction; newspapers; apartments used as permanent dwellings; and kindergarten through community college athletic contests or amateur plays.


         OTHER STATE TAXES. Other taxes which Florida levies include the motor fuel tax, intangible property tax, documentary stamp tax, grow receipts utilities tax and severance tax on the production of oil and gas and the mining of solid minerals, such as phosphate and sulfur.


         GOVERNMENT  DEBT.  Florida  maintains a high bond  rating from  Moody's
Investors Services (Aa), Standard and Poor's Corporation (AA) and Fitch Investors Services, Inc. (AA) on all State general obligation bonds. Outstanding general obligations bonds have been issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.


         Numerous government units, counties, cities, school districts and special taxing districts, issue general obligation bonds backed by their taxing power. State and local government units may issue revenue obligations, which are supported by the revenues generated from the particular projects or enterprises. Examples include obligations issued to finance the construction of water and sewer systems, health care facilities and educational facilities. In some cases, sewer or water revenue obligations are issued to finance the construction of water and sewer systems, health care facilities and educational facilities. In some cases, sewer or water revenue obligations may be additionally secured by the full faith and credit of the State.

         Florida's Constitution generally limits State bonds pledging the full faith and credit of the State, to those necessary to finance or refinance the cost of state fixed capital outlay projects authorized by law, and then only upon approval by a vote of the electors. The constitution further limits the total outstanding principal of such bonds to no more than 50% of the total tax revenues of the State for the two preceding fiscal years, excluding any tax revenues held in trust. Exceptions to the requirement for voter approval are:
(i) bonds issued for pollution control and abatement and solid waste disposal facilities and other water facilities authorized by general law and operated by State or local governmental agencies; and (ii) bonds issued to finance or refinance the cost of acquiring real property or rights thereto for State roads as defined by law, or to finance or refinance the cost of State bridge construction.

         State revenue bonds may be issued without a vote of the electors to finance or refinance the cost of State fixed capital outlay projects authorized by law, as long as they are payable solely from funds derived directly from sources other than State tax revenues. Revenue bonds may be issued to establish a student loan fund, as well as to finance or refinance housing and related facilities so long as repayments come solely from revenues derived from the fund or projects so financed. The Constitution imposes no limit on the principal amount of revenue bonds which may be issued by the State on and Local Governmental Agency. Local Governmental Agencies, such as counties, school boards or municipalities may issue bonds, certificates of indebtedness or any form of tax anticipation certificate, payable from ad valorem taxes and maturing more than 12 months from the date of issuance only: (i) to finance or refinance capital projects authorized by law, and only when approved by a vote of the electors who are property owners living within boundaries of the agency. Generally, ad valorem taxes levied by a Local Governmental Agency may not exceed 10 mills on the value of real estate and tangible personal property unless approved by the electors. Local Governmental Agencies may issue revenue bonds to finance or refinance the cost of capital projects for airports or port facilities or for industrial or manufacturing plants, without the vote of electors, so long as the revenue bonds are payable solely from revenues derived from the projects.


         OTHER FACTORS. The performance of the obligations issued by Florida, its municipalities, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within Florida. Adverse changes to state-wide, regional or local economies may adversely affect the creditworthiness of Florida municipal bond issuers. Also, some revenue obligations may be issued to finance construction of capital projects which are leased to nongovernmental entities. Adverse economic conditions might affect those lessees' ability to meet their obligations to the respective governmental authority which in turn might jeopardize the repayment of the principal of, or the interest on, the revenue obligations.


LITIGATION

         Due to its size and broad range of activities, the State is involved in numerous routine legal actions. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable; however, according to the the departments involved, the results of such litigation pending or anticipated will not materially affect the State of Florida's financial position. The information disclosed in this Litigation Section has been deemed material by the Florida Auditor General and has been derived from information disclosed in the Florida Comptroller's Annual Report dated January 1, 1997. No assurance can be made that other litigation has not been filed or is not pending which may have a material impact of the State's financial position.


A.       Coastal Petroleum v. State of Florida


         Case No. 90-3195, 2nd Judicial Circuit. This is an inverse condemnation case claiming that the action of the Trustees and Legislature constitute a taking of Coastal's leases for which compensation is due. The Circuit judge granted the State's motion for summary judgment finding that as a matter of law, the State had not deprived Coastal of any royalty they might have. Coastal appealed to the First District Court of Appeals, but the case was remanded to Circuit Court for trial. On August 6, 1996, final judgment was made in favor of the State; however, Coastal has appealed the judgment to the First District Court of Appeals.



B. Florida Department of Transportation v. 745 Property Investments, CSX Transportation, Inc. and Continental Equities


         Case No. 94-17739 CA 27, Dade County Circuit Court. This cases involves the Florida Department of Transportation (FDOT) and CSX Transportation, Inc. FDOT has filed an action against the adjoining property owners seeking a declaratory judgment from the Dade County Circuit Court that the Department is not the owner of the property that is subject to a claim by the U.S. Environmental Protection Agency (EPA). The case was dismissed and FDOT's appeal of the order of dismissal is pending in the Third District Court of Appeal.

         The EPA is seeking clean-up costs, pursuant to the Comprehensive Environmental Response Compensation and Liability Act, regarding property which the EPA alleges is owned by the FDOT (and formerly owned by CSX Transportation, Inc.). The EPA has agreed to await the outcome of the Department's declaratory action before proceeding further. If the Department is unsuccessful in its actions, the possible clean-up costs could exceed $25 million.


C.       Jenkins v. Florida Department of Health and Rehabilitative Services

         Case No. 79-102-CIV-J-16, United States District Court. This is a class action suit on behalf of clients of residential placement for the developmentally disabled seeking refunds for services where children were entitled to free education under the Education for Handicapped Act. The district court held that the State could not charge maintenance fees for children between the ages of 5 and 17 based on the Education for Handicapped Act. The State's potential cost of refunding these charges could exceed $42 million. However, there are no active negotiations going on with regard to this matter.


D. Nathan M. Hameroff, M.D., et. al. v. Agency for Health Care Administration, et. al.


         Case No. 95-5036, Leon County Circuit Court. The plaintiffs challenge the constitutionality of the Public Medical Assistance Trust Fund (PMATF) annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services. A trial has not been scheduled. Plaintiff filed a Notice of Pendency of Class Action on July 29, 1997.If the State is unsuccessful in its actions, the potential refund liability could amount to approximately $70 million.


E.       Walden v. Department of Corrections


         Case No. 95-40357-WS (USDC N.D. Fla.) This action is brought by one captain and one lieutenant in the Department of Corrections seeking declaratory judgment that they (and potentially 700 similarly situated others) are not exempt employees under the Fair Labor Standards Act (FLSA) and, therefore, are entitled to overtime compensation at a rate of not less than one and one-half times their regular rate of pay for overtime hours worked since April 1, 1992, forward and including liquidated damages. The U.S. District Court for the Northern District of Florida entered an order dismissing the case for lack of jurisdiction on June 24, 1996. Plaintiffs filed a lawsuit against the Department (Case No. 96-3955) in July 1996 at the State level (Circuit Court, Second Judicial Circuit), making the same allegations at that level which plaintiffs previously made before the U.S. District Court for the Northern District of Florida. On December 20, 1996, that Court determined that it has jurisdiction over the FLSA claim. Plaintiffs have filed a notice of hearing for October 28, 1997.

                                   APPENDIX C


                      S&P AND MOODY'S BOND RATINGS

S&P Corporate and Municipal Bond Ratings

A.       Municipal Notes

         An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria are used in making that assessment:

         a. Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note), and

         b. Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note ratings are as follows:

         1. SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         2. SP-2 - Satisfactory capacity to pay principal and interest.

         3. SP-3 - Speculative capacity to pay principal and interest.

B.       Tax Exempt Demand Bonds

         S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes," S&P note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+" ).

C.       Corporate and Municipal Bond Ratings

         An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         a. Likelihood of default and capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

22238
                                       C-1

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

C.       Bond ratings are as follows:

         a. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         b. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D.       Moody's Corporate and Municipal Bond Ratings

Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

22238

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         8. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in defauolt or have other market shortcomings.

         9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Con. (---) - Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Those municipal bonds in the Aa, A, and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, and Baa 1.


                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Commercial Paper

         Commercial paper will consist of issues rated at the time of purchase A-1, by S&P, or Prime-1 by Moody's or F-1 by Fitch; or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P or Fitch, or will be determined by a Fund's investment adviser to be of comparable quality.

A.       S&P Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       Moody's Ratings

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

         1)       leading market positions in well-established industries;

22238
                                       C-3

         2)       high rates of return on funds employed;

         3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

         4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

         5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

                                   APPENDIX D

                               FITCH BOND RATINGS

Investment Grade Bond Ratings

         AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

         BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

         Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

         NR: Indicates that Fitch does not rate the specific issue.

         Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

         Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

         Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.



                                       D-1

         FitchAlert: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raise or lowered. FitchAlert is relatively short-term and should be resolved within 12 months.

         Rating Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Speculative Grade Bond Ratings

         BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B: Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C: Bonds are in imminent default in payment of interest or principal.

         DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

         Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

Short-Term Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.


                                                        D-2



         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         F-2:  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

         F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-5: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D: Default. Issues assigned this rating are in actual or imminent payment default.

         LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                            EVERGREEN MUNICIPAL TRUST



PART C.           OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements

         None

(b)  Exhibits.

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number     Description                                                          Location
-------    -----------                                                           -----------
  1        Declaration of Trust                                                 Incorporated by reference to Pre-Effective
                                                                                Amendment No. 1 to Registrant's Registration
                                                                                Statement Filed on October 8, 1997

  2        By-laws                                                              Incorporated by reference to Pre-Effective
                                                                                Amendment No. 1 to Registrant's Registration
                                                                                Statement Filed on October 8, 1997

  3        Not applicable

  4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
           Articles II, V, VI, VIII, IX and By-laws
           Articles II and VI included as part of
           Exhibits 1 and 2 of this Registration
           Statement

  5(a) Form of Investment Advisory Agreement between the Registrant and Keystone Investment Management Company

  5(b) Form of Investment Advisory Agreement between the Registrant and First Union National Bank

  6(a)     Form of Class A and Class C Principal Underwriting
           Agreement between the Registrant and Evergreen Distributor, Inc.

  6(b) Form of Class B Principal Underwriting Agreement between the Registrant and Evergreen Investment Services, Inc. (B-1)

  6(c) Form of Class B Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc. (B-2)

  6(d) Form of Class B Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc. (Evergreen)

  6(e) Form of Class Y Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  6(f)     Form of Dealer Agreement used by Evergreen Distributor, Inc.

  7        Form of Deferred Compensation Plan

  8 Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company

  9(a)     Form of Transfer Agent Agreement between the
           Registrant and Evergreen Service Company.

  9(b) Form of Administration Services Agreement between the Registrant and Evergreen Investment Services, Inc.

  10       Opinion and Consent of Sullivan & Worcester

  11       Not applicable

  12       Not applicable

  13       Not applicable

  14       Retirement Plans                                                     To be filed by amendment

  15(a)    Form of 12b-1 Distribution Plan for Class A

  15(b)    Form of 12b-1 Distribution Plan for Class B (KAF B-1)

  15(c)    Form of 12b-1 Distribution Plan for Class B (KAF B-2)

  15(d)    Form of 12b-1 Distribution Plan for Class B (Evergreen)

  15(e)    Form of 12b-1 Distribution Plan for Class C

  16       Not applicable

  17       Not applicable

  18       Multiple Class Plan

  19       Powers of Attorney                                                   Incorporated by reference to Pre-Effective
                                                                                Amendment No. 1 to Registrant's Registration
                                                                                Statement Filed on October 8, 1997


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES (AS OF NOVEMBER 7, 1997).

                                                            NUMBER OF
     TITLE OF CLASS                                    RECORD SHAREHOLDERS

     Shares of Beneficial Interest
       without par value:

     Evergreen Connecticut Municipal Bond Fund
          Class Y                                                1
     Evergreen Florida Municipal Bond Fund
          Class C                                                1
     Evergreen Tax Free Fund
          Class Y                                                1

ITEM 27.  INDEMNIFICATION.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained in the Registrant's Declaration of Trust, a copy of which is filed herewith.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal
     Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.


ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS.

     (a) The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-08327)

     (b) For the information required by this item with respect to the Capital Management Group of First Union National Bank, see the section entitled "Management of the Fund - Investment Adviser" in Part A.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.        Chairman and Chief Executive Officer, First
                                  Union Corporation; Chief Executive Officer and
                                  Chairman, First Union National Bank

Anthony P. Terracciano            President, First Union Corporation; President,
                                  First Union National Bank

John R. Georgius                  Vice Chairman, First Union Corporation; Vice
                                  Chairman, First Union National Bank

Marion A. Cowell, Jr.             Executive Vice President, Secretary & General
                                  Counsel, First Union Corporation; Secretary and Executive Vice President, First Union
                                  National Bank

Robert T. Atwood                  Executive Vice President and Chief Financial
                                  Officer, First Union Corporation; Chief
                                  Financial Officer and Executive Vice President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.


ITEM 29.  PRINCIPAL UNDERWRITERS.

     Evergreen Distributor, Inc. The Director and principal executive officers are:

     Directors: Lynn J. Mangum
                Robert J. McMullan
     Officers:  Lynn J. Mangum          Chairman/CEO
                Robert J. McMullan      Executive Vice President/Treasurer
                J. David Huber          President
                Kevin J. Dell           Vice President/General Counsel/Secretary
                Mark J. Rybarczyk       Senion Vice President
                Dennis Sheehan          Senior Vice President
                Mark Dillon             Senior Vice President
                George Martinez         Senior Vice President
                D'Ray Moore             Vice President
                Dale Smith              Vice President
                Michael Burns           Vice President
                Bruce Treff             Assistant Secretary
                Annamaria Porcaro       Assistant Secretary


     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

          Evergreen Investment Services, Inc. and Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

          First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

          Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02720

          State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


ITEM 31.  MANAGEMENT SERVICES.

     Not Applicable.


ITEM 32.  UNDERTAKINGS.

     The undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission a Post-Effective Amendment to this Registration Statement using financial statements of its Evergreen Connecticut Municipal Bond Fund, Evergreen Tax Free Fund and Evergreen Florida Municipal Bond Fund series, which need not be audited, within four to six months from the effective date of Registrant's Registration Statement.

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     Registrant hereby undertakes to have a net worth of at least $100,000 before commencing a public offering.

                                   SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 10th day of November, 1997.


                                        EVERGREEN MUNICIPAL TRUST

                                        By:      /s/ John J. Pileggi
                                                 ----------------------
                                                 Name:  John J. Pileggi
                                                 Title: President


         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities on the 10th day of November, 1997.

/s/John J. Pileggi                                /s/Thomas L. McVerry*
-------------------------                         -------------------------
John J. Pileggi                                   Thomas L. McVerry
President and Treasurer (Principal                Trustee
Financial and Accounting Officer)

/s/Laurence B. Ashkin*                            /s/William Walt Pettit*
-------------------------                         -------------------------
Laurence B. Ashkin                                William Walt Pettit
Trustee                                           Trustee

/s/Charles A. Austin III*                         /s/David M. Richardson*
-------------------------                         -------------------------
Charles A. Austin III                             David M. Richardson
Trustee                                           Trustee

/s/K. Dun Gifford*                                /s/Russell A. Salton III*
-------------------------                         -------------------------
K. Dun Gifford                                    Russell A. Salton III
Trustee                                           Trustee

/s/James S. Howell*                               /s/Michael S. Scofield*
-------------------------                         -------------------------
James S. Howell                                   Michael S. Scofield
Trustee                                           Trustee

/s/Leroy Keith, Jr.*                              /s/Richard J. Shima*
-------------------------                         -------------------------
Leroy Keith, Jr.                                  Richard J. Shima
Trustee                                           Trustee

/s/Gerald M. McDonnell*
-------------------------
Gerald M. McDonnell
Trustee


*By:   /s/Martin J. Wolin
      -------------------------
       Martin J. Wolin
       Attorney-in-Fact

       Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 19 to this Registration Statement.

                               INDEX TO EXHIBITS

Exhibit
Number     Description
-------    -----------
  5(a) Form of Investment Advisory Agreement between the Registrant and Keystone Investment Management Company

  5(b) Form of Investment Advisory Agreement between the Registrant and First Union National Bank

  6(a)     Form of Class A and Class C Principal Underwriting
           Agreement between the Registrant and Evergreen Distributor, Inc.

  6(b) Form of Class B Principal Underwriting Agreement between the Registrant and Evergreen Investment Services, Inc. (B-1)

  6(c) Form of Class B Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc. (B-2)

  6(d) Form of Class B Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc. (Evergreen)

  6(e) Form of Class Y Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  6(f)     Form of Dealer Agreement used by Evergreen Distributor, Inc.

  7        Form of Deferred Compensation Plan

  8 Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company

  9(a)     Form of Transfer Agent Agreement between the
           Registrant and Evergreen Service Company

  9(b) Form of Administration Services Agreement between the Registrant and Evergreen Investment Services, Inc.

  10       Opinion and Consent of Sullivan & Worcester

  15(a)    Form of 12b-1 Distribution Plan for Class A

  15(b)    Form of 12b-1 Distribution Plan for Class B (KAF B-1)

  15(c)    Form of 12b-1 Distribution Plan for Class B (KAF B-2)

  15(d)    Form of 12b-1 Distribution Plan for Class B (Evergreen)

  15(e)    Form of 12b-1 Distribution Plan for Class C

  18       Multiple Class Plan